14

                                                      1933 Act File No. 33-46190
                                                      1940 Act File No. 811-6580

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X___
                                                                      ---------

      Pre-Effective Amendment No.         ..........................  ______
                                  --------                            ------

      Post-Effective Amendment No.    10 ...........................    X___
                                   ------                             --------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X___
                                                                       ------

      Amendment No.   12    ........................................     X___
                    --------                                           ------

                                SOUTHTRUST FUNDS

                       (formerly SouthTrust Vulcan Funds)


               (Exact Name of Registrant as Specified in Charter)


                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on _____________ pursuant to paragraph (b)
 X  60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                                         subject to completion

                                                              MAY , 1999

Prospectus

SOUTHTRUST FUNDS
SouthTrust Value Fund

Southtrust Growth Fund




SouthTrust Value Fund (formerly, Core Equity Fund) is a mutual fund seeking to provide long-term capital appreciation, with income a secondary consideration.

SouthTrust Growth Fund is a mutual fund seeking to provide capital appreciation.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

                                              Contents

                                              Fund Goals, Strategies,
                                              Performance and Investment Risks

                                              Risk/Return Summary

                                              What are the Funds' Fees
and Expenses?

                                              What are the Funds'
Investment Strategies?

                                              What are the Principal
Securities in Which the Funds Invest?

                                              What are the Specific Risks
of Investing in the Funds?

                                              What do Shares Cost?

                                              How are the Funds Sold?

                                              How to Purchase Shares

                                              How to Redeem and Exchange Shares

                                              Account and Share Information

                                              Who Manages the Funds?

                                              Financial Information

















august      , 1999

FUND GOALS, STRATEGIES, PERFORMANCE AND INVESTMENT RISKS

SouthTrust Funds (Company) currently offer shares in six investment portfolios, each with its own investment goal and strategies, described in separate prospectuses. This prospectus pertains only to SouthTrust Value Fund (Value
Fund) and SouthTrust Growth Fund (Growth Fund). The purchase of shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program. For information about other funds offered by SouthTrust Funds, call 1-800-843-8618.

Following is a discussion of each Fund's goal, investment strategies, and risks. In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds. For example, a Fund's share price may decline and you could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Finally, all of the Funds bear the risk of Year 2000 readiness.

Also included on the following pages is performance information for the Funds over a period of time. In addition, the impact of sales charges on the Funds is reflected in the performance shown in the Average Annual Total Return tables, but is not reflected in the bar charts. If the bar charts reflected sales charges, the returns for the Funds would be less than those shown.



SOUTHTRUST VALUE FUND

WHAT IS THE Value Fund'S goal?

The Fund's goal is to provide long-term capital appreciation, with income a secondary consideration.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund's investment approach is focused on owning stocks of well-managed companies with strong earnings growth that are trading at favorable valuation levels and provide potential for long-term return. The Adviser first identifies companies with long-term growth potential based upon the company's strengths, industry position, strategic plans, and financial condition. After these companies are identified, the Adviser seeks to uncover those companies selling at attractive valuations. Investments are held for long-term growth and are generally sold only when there is a fundamental change or the stock price reaches its target potential. During normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities.



What are the Main Risks of Investing in the Fund?

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include sector risks and risks related to investing for value.



SOUTHTRUST GROWTH FUND

WHAT IS THE Growth Fund'S goal?

The Fund's goal is capital appreciation.

What are the Fund's Main Investment Strategies?

The Fund's investment approach focuses on owning stocks of well-known companies which the Adviser believes offer the potential for long-term growth. These companies will generally be "blue chip" companies, i.e., companies that are nationally known, have a long record of profit growth and dividend payment, and a reputation for quality management, products and services. These companies will have market capitalizations over $10 billion, which is considered to be the large capitalization sector of the market. While the Fund seeks to buy stocks when they are attractively valued, quality and growth are considered to be more important than valuation.



What are the Main Risks of Investing in the Fund?

The value of the stocks in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include sector risks and risks related to investing for growth.

What are the Fund's Fees and Expenses?

SOUTHTRUST FUNDS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Value Fund or the Growth Fund.



Shareholder Fees                                                                        Value             Growth
Fees Paid Directly From Your Investment                                                          Fund
Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)........     4.50%
4.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)*.........................     1.00%
1.00%


Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)

Management Fee .............................................................................     0.75%
0.75%
Distribution (12b-1) Fee 2..................................................................     None                    0.25%

Shareholder Services Fee ...................................................................     0.25%                   0.25%

Other Expenses .............................................................................     0.19%
0.38%
Total Annual Fund Operating Expenses .......................................................     1.19%
1.63%

-----------------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 1999.

Total Waivers of Fund Expenses          .............................................................             0.00%
0.25%
Total Annual Fund Operating Expenses (after waivers).....................................       1.19%               1.38%3

2 Growth Fund has no present intention of paying or accruing the distribution (12b-1) fee during the year ending April 30, 2000.

3 Total Annual Fund Operating Expenses for the Growth Fund are based on estimated expenses for the year ending April 30, 2000.

* Applies only to shares of the Value Fund and Growth Fund purchased at net asset value (investments in excess of $1,000,000) which are redeemed within one year of purchase. See "How to Redeem and Exchange Shares".

EXAMPLE

This Example is intended to help you compare the cost of investing in the Value Fund and Growth Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Value Fund and Growth Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Value Fund and Growth Fund operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 ...................1 Year...........3 Years..         5 Years           10 Years
--------------------------------------------------------------------------------
 .............................................
--------------------------------------------------------------------------------

Value
Fund...............$566.............$811.....         $1075             $1,828
--------------------------------------------------------------------------------

Growth
Fund......$608..............$941.............N/A                  N/A
------------------------------------------------------------------------


 WHAT IS THE VALUE FUND'S INVESTMENT APPROACH?

The Fund's investment approach focuses on owning stocks of well-managed companies with strong earnings growth that are trading at valuation levels that provide the potential for long-term growth. The approach combines sophisticated quantitative screening to identify the companies with the most attractive fundamental characteristics with disciplined fundamental analysis. The initial step in the investment approach is to screen a broad universe of companies to identify those with long-term growth potential. The emphasis is to find stocks of companies with above-average long-term earnings growth. The Adviser considers the attractiveness of the company's industry as well as the core strengths (quality of management, financial position and competitive posture) are considered. The Adviser carefully analyzes a company's industry position, strategic plans and financial statements in an effort to understand the variables driving its earnings growth. Ideally, the Fund seeks well-managed companies that provide a unique, value-added product or service and possess a competitive advantage, such as being the low-cost producer or having a dominant market share. Typically, companies should generate excess cash flows and maintain relatively under-leveraged balance sheets. These characteristics support sustainable, superior earnings growth, which is generally necessary to drive a stock's price substantially higher over the long term. The earnings analysis focuses on: superior long-term profits potential; the quarterly earnings trend; how reported results compare with expectations; and whether earnings estimates are being raised or lowered. In summary, the search is for excellent companies with above-average to superior growth prospects. After these companies are identified, they are screened for valuation. This is the most important factor in selecting stocks for the Fund. The focus is to uncover stocks of companies selling at attractive valuations based on: price-to-earnings (p/e), price-to-sales, price-to-cash flow and p/e-to-earnings growth. The Fund's strategy is to own stocks with above-average to superior growth, identified when they are attractively priced. Research is used to project a realistic fundamental price range for the stock over the next 12 months and beyond. The projected price range is important because it is used in determining the risk / reward relationship, which drives the investment decision. Only after gaining an understanding of what price range is realistic for a stock is the decision made on whether it is attractive for purchase in the Fund. While a great deal of analysis and effort is placed into the purchase decision, the sell decision is equally important. A stock may be sold if the reason for purchasing it is no longer valid. A stock may also be eliminated when it hits our price target or is no longer attractive relative to other stocks. In summary, the investment approach for the Value Fund is a consistent, disciplined search for solid companies with attractive earnings growth prospects whose share prices are at levels that offer substantial upside potential and limited downside risk. The investments are held for prospective long-term appreciation and are sold only when either the fundamental situation changes or the stock price reaches its target potential.



WHAT IS THE GROWTH FUND'S INVESTMENT APPROACH?

The Fund's investment approach is focused on owning stocks of large, well-known companies which are believed to have the potential for superior long-term growth. The Fund seeks companies with above average financial strength and predictable stable earnings growth. In selecting stocks, the Adviser considers sales trends, profit margins and the company's competitive position within its industry. Investment in research and facilities, and new product development often plays an important role in the investment decision. But, most important, the Fund seeks to own stocks in companies with proven management and business plans that greatly enhance their probability of success in the highly competitive business environment. Most companies owned will be industry leaders with low cost operations. A strong balance sheet with cash flow adequate to support superior growth in a necessity. While we seek to buy the stocks when they are at the low end of their relative valuation ranges, quality and growth is generally considered more important than valuation in stocks held in the portfolio. In summary, management, financial strength, a low cost position, competitive products, and the probability of predictable superior earnings growth guide our stock selection.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.


     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     Depositary Receipts
     Depositary receipts represent interest in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Convertible Securities

Convertible securities are fixed income securities that have the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.


Temporary Defensive Investments
The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?


Stock Market Risks
o The value of equity securities in the Funds' portfolios will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Funds' portfolios will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline and you could lose money.

o The Adviser attempts to manage market risk by limiting the amount the Funds invest in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.


Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, or other developments which generally affect that sector.



Risks Related to Investing for Value
o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


Risks related to Investing for Growth
o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on an analyst's downward earnings estimate revision, a negative fundamental development, or other adverse market development. Further, growth stocks tend to have lower dividend yields than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to higher yielding stocks.


WHAT DO SHARES COST?


You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. Payment must be received no later than 4:00 p.m. (Eastern time) by the third business day following receipt of the order. If federal funds are not received by such date, the order will be canceled and the institution placing the order will be responsible for any loss to the Funds or their shareholders. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending institution.

The minimum initial investment in each Fund is $1,000. The minimum subsequent investment is $50. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions. With respect to investments made in the Funds through a sweep program, initial minimum investments may be modified under the relevant account agreement. SouthTrust Bank or a SouthTrust Funds Dealer may set different minimums for their customers.




SALES CHARGE WHEN YOU PURCHASE

                                   Sales Charge Sales Charge Dealer
Purchase Amount                    as a         as a         Allowance
                                   Percentage   Percentage   as a
                                   of Public    of Net       Percentage
                                   Offering     Amount       of Offering
                                   Price        Invested     Price


--------------------------------------------------------------------------
Less than $50,000                  4.50%        4.71%        4.00%
$50,000 but less than $100,000     4.00%        4.17%        3.50%
$100,000 but less than $250,000    3.25%        3.36%        2.75%
$250,000 but less than $500,000    2.75%        2.83%        2.25%
$500,000 but less than $1,000,000  1.75%        1.78%        1.25%
$1,000,000 or more                 0.00%*       0.00%        0.00%
*A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See "How to Redeem and Exchange
Shares."

The sales charge at purchase may be reduced or eliminated by:


o        purchases of $1 million or more;

o purchasing shares in greater quantities to reduce the applicable sales charge;

o combining concurrent purchases of shares by you, your spouse, and your children under age 21;


o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous share purchases still invested in the Fund); or


o signing a letter of intent to purchase a specific dollar amount of shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase shares:


o        by reinvesting redemption proceeds within 30 days of redeeming shares;


o by exchanging shares of a Fund for Class A Shares in certain funds which are distributed by Federated Securities Corp. (Federated Funds). The Federated Funds offered at net asset value through exchange include: Federated International Income Fund, Federated International Equity Fund; Federated Equity Income Fund, Inc., Federated High Income Bond Fund, Inc., Federated Municipal Securities Fund, Inc., Federated Utility Fund, Inc., and Tax-Free Instruments Trust;

o as director or employee of the Funds, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals;


o as an investor for whom SouthTrust Corporation or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity; and

o as an employee who purchases shares through a payroll deduction plan sponsored by your employer.

From time to time, the Distributor may offer special concessions to enable investors to purchase shares of the Funds at net asset value. To qualify for a net asset value purchase, you must pay for such purchases with proceeds from the redemption of shares of a non-affiliated mutual fund on which a sales charge was paid. A qualifying purchase of shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. Proceeds from the redemption of shares on which no sales charges or commission were paid do not qualify for a purchase at net asset value.


If your investment qualifies for a reduction or elimination of the sales charge, you, SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer should notify the Funds' Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



HOW ARE THE FUNDS SOLD?


The Funds' Distributor markets the shares described in this prospectus to institutions and individuals, directly or through investment professionals.

When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN - Growth Fund


The Company has adopted a Rule 12b-1 Plan (Plan) on behalf of Growth Fund, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's shares. The Company has no present intention to activate the Plan. Once the Fund begins accruing the 12b-1 fee, Fund expenses will rise. If the Company were to activate the Plan, it would be permitted to pay up to 0.25% of the average daily net assets of the Fund as a distribution fee to the Distributor. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase shares through SouthTrust Funds Shareholder Services or through a broker/dealer that has entered into a sales agreement with the Distributor (SouthTrust Funds Dealer), or through an exchange from another SouthTrust Fund and certain Federated Funds. Texas residents should purchase shares through Federated Securities Corp. at 1-800-356-2805. The Funds reserve the right to reject any request to purchase or exchange shares. Trust customers of SouthTrust Bank should contact their account officer.


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed account application; and

o        Send your payment to the Fund by Federal Reserve wire or check.

An institution may establish an account and place an order by calling SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer and the shares will be priced at the next calculated public offering price after the Fund receives the order.

By Check

Complete an account application (for new accounts), make your check payable to the Fund, and mail it to:

   SouthTrust Funds

   [INSERT ADDRESS]







Payment should be made in U.S. dollars and drawn on a U.S. bank. If you already have an account, note your account number on your check. The Fund will not accept third-party checks (checks originally payable to someone other than the Fund). If your check does not clear, your purchase will be canceled and you could be responsible for any losses or fees the Fund or its transfer agent incurs.


By Wire
To purchase shares by Federal Reserve wire, contact SouthTrust Funds Shareholder Services for wiring instructions. Wire orders will only be accepted on days on which the Fund, SouthTrust, and the Federal Reserve wire are open.

Send your wire to:

[INSERT ADDRESS]


By Telephone
Once an account has been established, you may purchase additional shares by calling SouthTrust Funds Shareholder Services directly at 1-800-[INSERT NUMBER]


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order by 12:00 noon (Eastern time) and payment by 4:00 p.m. (Eastern time) and you will receive that day's dividends. If your order is received by 4:00 p.m., your order will be processed the next business day. Investment professionals should send payments according to the instructions in the sections "By Check" or "By Wire."



THROUGH AN EXCHANGE

You may purchase shares through an exchange from another SouthTrust Fund or one of the Class A Share Federated Funds. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations.

You may telephone an exchange request by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Trust customers should contact their account officer.

BY automatic INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional shares in a minimum amount of $50 on a monthly basis by completing an Automatic Investment Program application or by contacting SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Once you have opened an account, you may purchase additional shares through a depository institution that is an Automated Clearing House (ACH) member. This purchase option can be established by completing the appropriate sections of the Automatic Investment Application.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange shares through SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Trust customers of SouthTrust Bank should contact their account officer.



Through a financial institution

Submit your redemption or exchange request to SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below. If your redemption order is received by the Distributor before 12:00 noon (Eastern time), payment in federal funds is normally wired the same day. Payment for redemption requests received after 12:00 noon (Eastern time) but before 4:00 p.m. (Eastern time) will be wired the next business day.


DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange shares by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

The Funds reserve the right to wire redemption proceeds within five business days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund.


By Mail

You may redeem or exchange shares by mailing your request to:

[INSERT ADDRESS]
Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All requests must include:

Fund name, account number and account registration;


o        amount to be redeemed or exchanged;

o        signatures of all shareholders exactly as registered; and


o if exchanging, the Fund name, account number and account registration into which you are exchanging.

Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer if you need special instructions.


Signature Guarantees

Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;


o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee. PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the Account Application Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind


Although the Funds intend to pay share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within five business days after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or


o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.


You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



The sales charge when you redeem shares
In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held for less than one year which were purchased at net asset value (investments of $1,000,000 or more). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining if a charge applies and the amount of any such charge, the first shares redeemed are those purchased with reinvested dividends and capital gain distributions, followed by others held the longest. The redemption fee is not assessed on ( i ) exchanges (except if shares acquired by exchange were then redeemed within twelve months of the initial purchase);
(ii) redemptions made in connection with distributions from qualified retirement plans, 403(b) plans or IRAs due to death, disability or attainment of age 591/2;
(iii) redemptions resulting from the tax-free return of excess contributions to IRAs or employee benefit plans; and (iv) redemptions through certain automatic withdrawals. The 1% redemption fee is not a deferred sales charge but is rather a means to offset the additional costs associated with short-term investments in the Funds.


EXCHANGE PRIVILEGES


Shareholders who have purchased shares of the Funds (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange those shares for shares of one of the other SouthTrust Funds or one of the Class A Share Federated Funds without paying an additional sales charge. However, this privilege does not apply to exchanges into SouthTrust Value Fund or SouthTrust Growth Fund until an investor has owned shares in the Funds for 90 days. The 90-day holding period does not apply to exchanges in which the investor obtained Fund shares through a prior exchange of shares of SouthTrust Value Fund or SouthTrust Growth Fund. When shares of SouthTrust U.S. Treasury Money Market Fund are exchanged for shares of a load Fund or a Federated Fund, the applicable sales charge (if any) will be assessed. However, shareholders exchanging shares of SouthTrust U.S. Treasury Money Market Fund which were received in a previous exchange involving shares on which a load was paid will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent investment into a load Fund.


To do this, you must:


o        exchange shares having a net asset value of at least $1,000;


o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.


The Funds may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other SouthTrust Funds.

Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. You can receive further information by contacting SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer.



Automatic WITHDRAWAL Plan (awp)

You may automatically redeem shares if the value of your account equals $10,000 or more other than retirement accounts subject to required minimum distributions. Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment of a stated amount not less than $50. Complete the appropriate section of the Account Application or contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.


ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION
CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases, redemptions and exchanges (except for automatic transactions). In addition, you will receive periodic statements reporting all account activity, including automatic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Funds declare and pay any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.


If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain. Contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.


TAX INFORMATION


The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.


Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Adviser manages the Funds' assets, including the selection and management of portfolio securities.


SouthTrust Bank of Alabama, N.A., a national banking association, serves as the investment adviser for each of the Funds. The Adviser, headquartered in Birmingham, Alabama, is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser and SouthTrust Corporation have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203. The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of July 31, 1999, the Adviser had approximately $ billion in assets under management. The Adviser has served as investment adviser since the Company's inception on March 4, 1992.

Subject to the supervision of the Trustees, the Adviser provides overall investment management for each Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to each Fund's securities transactions and provides periodic and special reports to the Trustees as requested.


For the advisory services provided and expenses assumed by it, the Adviser is entitled to receive a fee from each Fund, computed daily and payable monthly, at an annual rate of 0.75%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

Investment decisions for Value Fund are made by investment teams with Jon F. Goebel as the lead portfolio manager. Mr. Goebel has guided the Value Fund since joining SouthTrust Bank, N.A. in June 1994. Mr. Goebel is the Chief Investment Officer of SouthTrust Asset Management Company. He is a Chartered Financial Analyst and has a master's degree from the University of Nebraska. Prior to joining SouthTrust, Mr. Goebel served in a similar capacity for North Carolina Trust Company.

Joseph C. Ford has been the portfolio manager for Growth Fund since inception, July , 1999. Mr. Ford is Director of Portfolio Management for SouthTrust Asset Management Company where he has been a member of the investment team since 1995. Prior to joining SouthTrust Asset Management Company, Mr. Ford served as Senior Vice President and Senior Portfolio Manager at SunBank Capital Management, SunBank, Inc., in Orlando, Florida, from 1983 to 1995. From 1979 to 1983, he was an Assistant Vice President and Trust Officer for Virginia National Bankshares, Inc., Norfolk, Virginia. Mr. Ford has a bachelor of arts degree in Economics from Belmont Abbey College.



Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

While it is impossible to determine in advance all of the risks to a Fund, a Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of a Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities a Fund may purchase. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on a Fund.

FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Value Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains. As this is the Growth Fund's first fiscal year, financial information is not yet available.

This information has been audited by Arthur Andersen LLP whose report, along with the Fund's audited financial statements, is included in the Annual Report.

18

SOUTHTRUST VALUE FUND
SOUTHTRUST GROWTH FUND
Portfolios of SouthTrust Funds


A Statement of Additional Information (SAI) dated August , 1999, is incorporated by reference into this prospectus. Additional information about the Funds' investments is contained in the Funds' Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call SouthTrust Funds Shareholder Services at 1-800-843-8618 or your SouthTrust Funds Dealer.

You can obtain information about the Funds (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


Investment Company Act File No. 811-6580
Cusip 844734103
Cusip


000000-00 (8/99)



THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONSAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                                         SUBJECT TO COMPLETION

                                                              May , 1999

SOUTHTRUST VALUE FUND

SOUTHTRUST GROWTH FUND

Portfolios of SouthTrust Funds

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for SouthTrust Value Fund (formerly, Core Equity Fund) and SouthTrust Growth Fund dated August , 1999. This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectus or Annual Reports without charge by calling 1-800-843-8618.






August      , 1999

                                CONTENTS
                                How are the Funds Organized?
                                Securities in Which the Fund Invests
                                What do Shares Cost?
                                How are the Funds Sold?
                                Exchanging Securities for Shares
                                Subaccounting Services
                                Redemption in Kind
                                Massachusetts Partnership Law
                                Account and Share Information
                                Tax Information
                                Who Manages and Provides Services to the Funds? How Do the Funds Measure Performance?
                                Financial Information
                                Addresses
Cusip 844734103

(/99)

HOW ARE THE FUNDS ORGANIZED?

The Company is an open-end management investment company currently offering shares in five diversified and one non-diversified investment portfolios. The Company was organized on March 4, 1992. On June 30, 1998, the name of the Company changed from "Vulcan Funds" to "SouthTrust Vulcan Funds." Effective July 22, 1998, the name of the Company changed from "SouthTrust Vulcan Funds" to "SouthTrust Funds."

As stated in the prospectus, the investment adviser of the Funds is SouthTrust Bank, N.A.


SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their respective investment objective.
Following is a table that indicates which types of securities are a: P = Principal investment of a Fund; or A = Acceptable (but not principal) investment of a Fund;

Securities                                          Value       Growth
                                                    Fund        Fund

----------------------------------------------------------------------------
Equity Securities                                 P             P
---------------------------------------------------
                                                  --------------------------
   Common Stocks                                  P             P
----------------------------------------------------------------------------
   Preferred Stocks                               A             A
---------------------------------------------------
                                                  --------------------------
   Warrants                                       A             A
----------------------------------------------------------------------------
    Real Estate Investment Trusts                 A             A
Fixed Income Securities                           A             A
   Treasury Securities                            A             A
----------------------------------------------------------------------------
   Agency Securities                              A             A
----------------------------------------------------------------------------
   Corporate Debt Securities                      A             A
----------------------------------------------------------------------------
      Commercial Paper                            A             A
----------------------------------------------------------------------------
      Demand Instruments                          A             A
----------------------------------------------------------------------------
   Zero Coupon Securities                         A             A
----------------------------------------------------------------------------
   Bank Instruments                               A             A
----------------------------------------------------------------------------
Convertible Securities                            A             A
----------------------------------------------------------------------------
Foreign Securities                                A             A
   Depositary Receipts                            A             A
----------------------------------------------------------------------------
    Brady Bonds                                   A             A
Derivative Contracts                              A             A
   Futures Contracts                              A             A
----------------------------------------------------------------------------
   Options                                        A             A
----------------------------------------------------------------------------
    Hybrid Instruments                            A             A
Repurchase Agreements                             A             A
Reverse Repurchase Agreements                     A             A
When Issued Transactions                          A             A
   To Be Announced Securities                     A             A
----------------------------------------------------------------------------
Securities Lending                                A             A
Asset Coverage                                    A             A
Investing in Securities of Other Investment       A             A
Companies
----------------------------------------------------------------------------


SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds invest.
     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. Preferred Stocks Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

     Real Estate Investment Trusts (REITs)
     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market. Warrants Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Funds invest.

     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         Commercial Paper

         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

         Demand Instruments
         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

     Zero Coupon Securities
     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Convertible Securities
Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Funds to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitatins, because of their unique characteristics.


Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

     Depositary Receipts
     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
     (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

     Brady Bonds
     Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Funds may trade in the following types of derivative contracts:
    Futures Contracts
    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts.
    Futures contracts traded OTC are frequently referred to as forward contracts.
    Options
    Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Funds may:
o Buy call options on financial futures contracts in anticipation of an increase in the value of the underlying asset.

o Buy put options on financial futures contracts in anticipation of a decrease in the value of the underlying asset.

o Write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

o Write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

    When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.
    A Fund may also buy or write options to close out existing options positions.

     Hybrid Instruments
     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Special Transactions
   Repurchase Agreements
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Reverse Repurchase Agreements Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. When Issued Transactions When issued transactions are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create interest rate risks for a Fund. When issued transactions also involve credit risks in the event of a counterparty default.

   To Be Announced (TBA) Securities
   As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying securities. However, the seller would not identify the specific underlying security until it issues the security.

   Securities Lending
   The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure their obligations in connection with derivatives contracts or special transactions, the Funds will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

Illiquid Securities
The Funds may invest up to 15% of the total value of their net assets in securities that are illiquid. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued it on its books. Repurchase agreements with maturities in excess of seven days will be considered by the Funds to be illiquid.


INVESTMENT RISKS

Stock Market Risks
o The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline and you could lose money. The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.


Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


Risks Related To Investing For Growth
o Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on an analyst's downward earnings estimate revision, a negative fundamental development, or other adverse market development. Further, growth stocks tend to have lower dividend yields than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to higher yielding stocks.



Risks Related to Investing for Value
o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

o The Adviser attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.


Risks Of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the United States.


Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Leverage Risks
o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Interest Rate Risks
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


INVESTMENT LIMITATIONS
The following limitations pertain to each of the SouthTrust Funds: The Funds may not:

1. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the Investment company Act of 1940.

3. Act as an underwriter of securities, except to the extent that it may be deemed an underwriter within the meaning of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

5. Purchase securities of companies for the purpose of exercising control.

6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

8. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may lend portfolio securities and enter into repurchase agreements in accordance with its investment objective and policies.

9. Purchase securities of any one issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets, taken at current value, may be invested without regard to these limitations provided, however, that the Treasury Money Fund may in no event invest more than 5% of its total assets in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

10. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation.

11. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry and, in the case of the Treasury Money Fund, in securities the interest upon which is paid from revenues of similar types of projects, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act of 1940 (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

The above limitations cannot be changed unless authorized by the "vote of a majority of the Funds' outstanding voting securities," as defined by the Investment Company Act of 1940.


Determining Market Value of Securities
Market values of a Fund's portfolio securities are determined as follows:
o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities. The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the- counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

WHAT DO SHARES COST?

The Funds' net asset value (NAV) per share fluctuates and is based on the market value of all securities and other assets of each Fund.

Reducing or Eliminating the Front-End Sales Charge
You can reduce or eliminate the applicable front-end sales charge as follows:

Quantity Discounts
Larger purchases can reduce or eliminate the sales charge you pay. You can combine purchases of shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of shares, you can count previous share purchases still invested in a Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of two or more SouthTrust Funds in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 30 days, your redemption proceeds at the next determined NAV, without any sales charge.

Purchases by Affiliates of the Funds
The following individuals and their immediate family members may buy shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases: o the Trustees, employees, and sales representatives of the Funds, the Adviser, the Distributor and their affiliates (and spouses and children of the foregoing);

o    retired  employees  of  the  Company,   SouthTrust   Corporation  and  it's
     affiliates;

o investors for whom SouthTrust Corporation or one of it's affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (this does not include transactions executed by SouthTrust Securities, Inc., including, but not limited to, self-directed Individual Retirement Accounts); and

o employees who purchase shares through a payroll deduction plan sponsored by their employers.


HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Company, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.

Front-End Sales Charge Reallowances
The Distributor receives a front-end sales charge on certain share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

Rule 12b-1 Plan - Growth Fund
As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the Fund's service providers that receive asset- based fees also benefit from stable or increasing Fund assets.
  The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
  The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Shareholder Services - Growth Fund
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and pay them fees.

administrative arrangements
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.
  Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they values their assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.
  Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such shares during any 90-day period.
  Any share redemption payment greater than this amount will also be in cash unless a Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Company. To protect its shareholders, the Company has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Company.
  In the unlikely event a shareholder is held personally liable for the Company's obligations, the Company is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Company will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Company. Therefore, financial loss resulting from liability as a shareholder will occur only if the Company itself cannot meet its obligations to indemnify shareholders and to pay judgments against them.

ACCOUNT AND SHARE INFORMATION

Voting Rights
Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of the Company have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.
  Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Company's outstanding shares of all series entitled to vote.
  As of May 7, 1999, the following shareholder, owned of record, beneficially, or both, 5% or more of the outstanding shares of the Value Fund: Lynspen & Co., Birmingham, AL, owned approximately 20,246,621.80 shares (93.38%).
  Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

Federal Income Tax
The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, a Fund will not receive special tax treatment and will pay federal income tax.
  The Funds will each be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Company's other portfolios will be separate from those realized by a Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?


BOARD OF TRUSTEES
The Board is responsible for managing the Company's business affairs and for exercising all the Company's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Company, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Company for its most recent fiscal year. The Company is comprised of six funds.

As of May 7, 1999, the Company's Board and Officers as a group owned less than 1% of the Funds' outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.






Name
Birth Date                                                                                    Aggregate
Address                            Principal Occupations                                      Compensation
Position With Trust                for Past Five Years                                        From Trust
William O. Vann*                   Chairman and Chief Executive Officer, Young & Vann                  $7750.
Birth Date: January 28, 1942       Supply Co. (since 1987); Partner, B&B Investments;
Box 757                            Trustee and Past Chairman, The Childrens' Hospital of
Birmingham, AL                     Alabama.
CHAIRMAN AND TRUSTEE
Charles G. Brown, III              President, Tubular Products Company (since 1985);                   $7000.
Birth Date: November 27, 1953      Managing Partner, Red Hollow Partnership.
P.O. Box 170100
Birmingham, AL
TRUSTEE
Russell W. Chambliss               President (since 1989), Executive Vice President                    $7750.
Birth Date: December 26, 1951      (1988), and Vice President of Sales and Marketing
Mason Corporation                  (1984-1988), Mason Corporation.
P.O. Box 59226
Birmingham, AL
TRUSTEE
Thomas M. Grady*                   Partner of the law firm of Williams, Boger, Grady,                  $6750.
Birth Date: July 25, 1941          Davis and Tuttle, P.A.; Chairman of the Board of
P.O. Box 2                         Pfeiffer University; Member of Cannon Foundation.
Kannapolis, NC
TRUSTEE
Billy L. Harbert, Jr.*             President and Chief Operating Officer of Bill Harbert               $6250.
Birth Date: May 23, 1965           Construction, Inc. (BHIC) and Vice President of BHIC
Bill Harbert International         (until 1998); Director, Harbert International
Construction, Inc.                 Establishment; Director, Harbert International
P.O. Box 531390                    Establishment, S.C.; Director, Bilhar International
Birmingham, AL                     Establishment; Member/Shareholder, Bonaventure
TRUSTEE                            Capital, LLC; Member/Shareholder, Bonaventure
                                   Partners, LLC; Board Member/Shareholder, Founders
                                   Trust Company, Inc.; and Member/Shareholder, Treble
                                   Range Partners, LLC.

Edward C. Gonzales                 Trustee or Director of some of the funds in the                         $0
Birth Date: October 22, 1930       Federated Complex; President, Executive Vice
Federated Investors Tower          President and Treasurer of some of the funds in the
Pittsburgh, PA                     Federated Fund Complex; Vice Chairman, Federated
PRESIDENT AND TREASURER            Investors, Inc.; Vice President, Federated Investment
                                   Management Company and Federated Investment
                                   Counseling, Federated Global Investment
                                   Management Corp., and Passport Research,
                                   Ltd.; Executive Vice President and Director,
                                   Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company.

Peter J. Germain                   Senior Vice President and Director, Mutual Fund                         $0
Birth Date: September 2, 1959      Services Division, Federated Services Company.
Federated Investors Tower          Formerly Senior Corporate Counsel, Federated
Pittsburgh, PA                     Investors, Inc.
VICE PRESIDENT
Beth Broderick                     Assistant Vice President, Federated Services Company                    $0
Birth Date: August 2, 1965         (1997 to present); Client Services Officer, Federated
Federated Investors Tower          Services Company (1992-1997).
Pittsburgh, PA
VICE PRESIDENT AND TREASURER
C. Todd Gibson                     Associate Corporate Counsel, Federated Investors,                       $0
Birth Date: May 17, 1967           Inc.; Assistant Vice President, Federated
Federated Investors Tower          Administrative Services.
Pittsburgh, PA
SECRETARY


INVESTMENT ADVISER
The Adviser, SouthTrust Bank, N.A. conducts investment research and makes investment decisions for the Funds.

Under the Investment Advisory Contract, the Adviser is not be liable to the Company or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.


Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Company's Board.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
  Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

Administrator
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds.
  Federated Services Company also provides certain accounting and recordkeeping services with respect to a Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

Custodian
SouthTrust Bank, N.A. is custodian for the securities and cash of the Funds.

Transfer Agent And Dividend Disbursing Agent
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

Independent Auditors
Arthur Andersen LLP are the independent auditors for the Funds.



FEES PAID BY THE VALUE FUND FOR SERVICES
Value Fund
For the Year ended April 30                                    1998                           1997             1996
--------------------------------------------------------------------------------------------------------------------
Advisory Fee Earned                                      $2,550,383                     $1,750,919     $1,1,257,372
Advisory Fee Reduction                                      $10,794                        $70,037         $124,311
Brokerage Commissions                                     $$658,372                       $292,801         $238,955
Administrative Fee                                         $384,783                       $284,437         $222,204
Administrative Fee Reduction                                     $0                             $0          $52,868
Growth Fund
For the Year ended April 30                                    1998                           1997             1996
--------------------------------------------------------------------------------------------------------------------
Advisory Fee Earned                                               $                              $                $
Advisory Fee Reduction                                            $                              $                $
Brokerage Commissions                                             $                              $                $
Administrative Fee                                                $                              $                $
Administrative Fee Reduction                                      $                              $                $


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.
  Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's expenses; and various other factors.
  Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield of The Funds
Value Fund

Total returns given for the one-year, five-year and start of performance periods ended April 30, 1998.

Yield given for the seven-day period ended April 30, 1998.



                            7-Day Period          1 Year                  5 years                          Start of Performance
Total Return                N/A                   36.39%                                17.47%
Yield                       0.43%                 N/A                     N/A           N/A

Growth Fund

Total returns given for the one-year, five-year and 10-year periods ended April
30, 1998.

Yield given for the seven-day period ended April 30, 1998.

                            7-Day Period          1 Year                  5 years                            10 Year
Total Return                N/A                   %                       %             7%
Yield                       %                     N/A                     N/A           N/A


Total Return
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.
  The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.
  When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

Yield
The yield of shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

Performance Comparisons
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of shares to certain indices;

o charts, graphs, and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial, and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.
  A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.
  You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Fund uses in advertising may include:

Dow Jones Industrial Average (DJIA)
Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Financial Publications
The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines, among others-provide performance statistics over specified time periods.

Lipper Analytical Services, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Moody's Investors Services, Inc., Fitch IBCA, Inc. and Standard & Poor's Various publications.

Morningstar, Inc.
An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500) Composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.
  S&P 500 Barra Growth Index is constructed by sorting the S&P 500 based on their price/book ratios, with the high price/ book companies making up the index.

FINANCIAL INFORMATION

The Financial Statements for the Value Fund for the fiscal year ended April 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of SouthTrust Value Fund dated April 30, 1999.

19

ADDRESSES

Southtrust Value Fund
southtrust Growth Fund


Portfolios of SouthTrust Funds

5800 Corporate Drive
Pittsburgh, PA 15237-7010


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
SouthTrust Bank, N.A.
420 North 20th Street
Birmingham, AL 35203

Custodian
SouthTrust Bank, N.A.
420 North 20th Street
Birmingham, AL 35203

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812



THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                                         subject to completion

                                                              MAY , 1999

Prospectus

SOUTHTRUST FUNDS
SouthTrust bond Fund

Southtrust Income Fund

Southtrust Alabama Tax-Free Income Fund




SouthTrust Bond Fund is a mutual fund seeking to provide a level of total return consistent with a diversified portfolio of high-quality debt securities.

SouthTrust Income Fund is a mutual fund seeking to provide current income.

SouthTrust Alabama Tax-Free Income Fund is a mutual fund seeking to provide income exempt from federal income tax and the income tax imposed by the State of Alabama.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



                                                     Contents


                                                     Fund Goals, Strategies, Performance and Investment Risks


                                                     Risk/Return Summary

                                                     What are the Funds' Fees
and Expenses?

                                                     What are the Funds'
Investment Strategies?

                                                     What are the Principal
Securities in Which the Funds Invest?

                                                     What are the Specific Risks
of Investing in the Funds?

                                                     What do Shares Cost?

                                                     How are the Funds Sold?

                                                     How to Purchase Shares

                        How to Redeem and Exchange Shares

                                                     Account and Share Information

                                                     Who Manages the Funds?

                                                     Financial Information











august      , 1999

FUND GOALS, STRATEGIES, PERFORMANCE AND INVESTMENT RISKS


SouthTrust Funds (Company) currently offer shares in six investment portfolios, each with its own investment goal and strategies, described in separate prospectuses. This prospectus pertains only to SouthTrust Bond Fund (Bond Fund), SouthTrust Income Fund (Income Fund), and SouthTrust Alabama Tax-Free Income Fund (Alabama Tax-Free Income Fund). The purchase of shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program. For information about other funds offered by SouthTrust Funds, call 1-800-843-8618.

Following is a discussion of each Fund's goal, investment strategies, and risks. In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds. For example, a Fund's share price may decline and you could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Finally, all of the Funds bear the risk of Year 2000 readiness.

Also included on the following pages is performance information for each Fund over a period of time. Since the Alabama Tax-Free Fund was effective on ________, 1999 and does not have a performance record for a full calendar year, the SEC does not permit the Fund to show performance in a bar chart or table. In addition, the impact of sales charges on each Fund is reflected in the performance shown in the Average Annual Total Return tables, but is not reflected in the bar charts. If the bar charts reflected sales charges, the returns for the Funds would be less than those shown. SOUTHTRUST BOND FUND WHAT IS THE bond FUND'S goal?


The Fund's goal is to provide a level of total return consistent with a portfolio of high-quality debt securities.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund seeks to achieve its goal by investing in high quality, investment grade corporate debt obligations and U.S. government securities, including obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. The key elements in selecting the Fund's securities are quality, marketability, and maturity. Investment decisions are based upon the Adviser's assessment of the overall economy, the Treasury yield curve, and interest rate spreads. First, the Fund's targeted duration is determined based upon macroeconomic factors. Then, the Adviser's analysis of the yield curve determines which maturities (intermediate to long term) offer the most attractive potential returns. The Adviser then considers spreads between various sectors (such as U.S. Treasuries, agency securities, and corporate bonds) to select the quality and types of bonds that offer the most attractive investment opportunity. It is expected that the Fund's average maturity will generally range up to 15 years. During normal market conditions, at least 65% of the Fund's total assets will be invested in investment grade bonds.


WHAT ARE THE main RISKS OF INVESTING IN THE FUND?
The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risks of prepayment on asset backed and mortgage backed securities will also affect Fund returns.



SOUTHTRUST INCOME FUND


WHAT IS THE Income FUND'S goal? The Fund's goal is to provide current income.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund seeks to achieve its goal by investing in a diversified portfolio comprised primarily of income-producing securities. The key elements in selecting the Fund's investment-grade securities are quality, marketability, and maturity. Investment decisions are based upon the Adviser's assessment of the overall economy, the Treasury yield curve, and interest rate spreads. First, the Fund's targeted duration is determined based upon macroeconomic factors. Then, the Adviser's analysis of the yield curve determines which maturities (short to intermediate term) offer the most attractive potential returns. The Adviser then considers spreads between various sectors (such as U.S. Treasuries, agency securities, and corporate bonds) to select the quality and types of bonds that offer the most attractive investment opportunity. It is expected that the Fund's average maturity will generally range up to five years. During normal market conditions, at least 65% of the Fund's total assets will be invested in investment grade, income-producing securities.


WHAT ARE THE main RISKS OF INVESTING IN THE FUND?
The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risks of prepayment on asset-backed and mortgage-backed securities will also affect Fund returns.



SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

WHAT IS THE Alabama Tax-Free Income Fund'S goal?

The Fund's goal is to provide current income exempt from federal income tax and the income tax imposed by the State of Alabama.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund seeks to achieve its goal by investing at least 80% of its total assets in tax-exempt fixed income securities so that the Fund's annual interest income is exempt from federal income tax and Alabama state income tax. The Adviser selects investments after assessing factors such as trends in interest rates, creditworthiness, the supply of appropriate municipal bonds, and portfolio diversification. In order to reduce interest rate risks but still produce competitive return, the Fund will maintain a weighted average maturity of four to eight years.

At least 65% of the Fund's total assets will be invested in obligations issued by or on behalf of the State of Alabama, its political subdivisions, or agencies. Some of the interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.


WHAT ARE THE main RISKS OF INVESTING IN THE FUND?
The prices of fixed-rate debt securities change in the opposite direction of interest rates. As a result, if interest rates increase, the value of the Fund's portfolio securities (and therefore the value of your Fund shares) could go down. Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Since the Fund is non-diversified and invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that are fully diversified and/or invest in multiple states. Alabama's economy is dependent on certain industries, such as manufacturing and natural resource-based industries (e.g., textiles, coal mining, and timber) - any downturn in these and other industries may adversely impact the economy of Alabama.


What are the Fund's Fees and Expenses?

FEES AND EXPENSES                   .................

This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund, Income Fund or Alabama Tax-Free Fund.




Shareholder Fees                    .................                                   Bond            Income     Alabama-Tax
Fees Paid Directly From Your Investment..............                                            Fund              Fund         Free
Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)........     3.50%             3.50%
3.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)*.........................     1.00%             1.00%
1.00%


Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)

Management Fee 2............................................................................     0.60%              0.60%
0.60%
Distribution (12b-1) Fee 3..................................................................     None               0.25%    0.25%
Shareholder Services Fee ...................................................................     0.25%              0.25%    0.25%
Other Expenses 4............................................................................     0.25%              0.59%
0.42%
Total Annual Fund Operating Expenses .......................................................     1.10%              1.69%
1.52%

-----------------------------------------------------------------------------------------


1 Although not contractually obligated to do so, the Adviser and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 1999.

Total Waivers of Fund Expenses          ...................................................             0.01%
0.69%             0.25%
Total Annual Fund Operating Expenses (after waivers)................................. 1.09%           1.00%             1.27%5

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Bond Fund and Income Fund (after the voluntary waivers) were 0.59% and 0.30% respectively for the year ended April 30, 1999.

3 The Income Fund did not pay or accrue the distribution (12b-1) fee during the year ended April 30, 1999. Income Fund and Alabama Tax Free Fund have no present intention of paying or accruing the distribution (12b-1) fee during the year ending April 30, 2000.

4 The administrator voluntarily waived a portion of the administrative fee of the Income Fund. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Income Fund (after the voluntary waiver) was 0.45% for the year ended April 30, 1999.

5 Total Annual Fund Operating Expenses for the Alabama-Tax Free Fund are based on estimated expenses for the year ending April 30, 2000.

* Applies only to shares of the Bond Fund, Income Fund and the Alabama Tax-Free Fund purchased at net asset value (investments in excess of $1,000,000) which are redeemed within one year of purchase. See "How to Redeem and Exchange Shares".




















EXAMPLE

This Example is intended to help you compare the cost of investing in the Bond Fund, Income Fund and Alabama Tax-Free Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Bond Fund, Income Fund and Alabama Tax-Free Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Bond Fund, Income Fund and Alabama Tax-Free Fund operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 .................1 Year...........3 Years..         5 Years           10 Years
------------------------------------------------------------------------------
 ...........................................
------------------------------------------------------------------------------

Bond
Fund.............$458.............$687.....         $935              $1,643
------------------------------------------------------------------------------

Income
Fund.............$516.............$864.....         $1,236            $2,278
------------------------------------------------------------------------------

Alabama Tax-
Free Fund........$499.............$813.....         N/A                 N/A
------------------------------------------------------------------------------



WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?


Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by an NRSRO. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. The Funds will purchase only those securities that are rated within the four highest rating categories or, if unrated, are determined by the Adviser to be of comparable quality, which may include securities having speculative characteristics. The Funds may purchase securities rated within the lowest category of investment grade (i.e., Baa by Moody's Investors Services, Inc. or BBB by Standard and Poor's). Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.



Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest.


     Treasury Securities
     Treasury securities in which Bond Fund and Income Fund invest are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


     Agency Securities
     Agency securities in which Bond Fund and Income Fund invest are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.


     Corporate Debt Securities
     Corporate debt securities in which Bond Fund and Income Fund invest are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.


         Demand Instruments
         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


     Mortgage Backed Securities
     Mortgage backed securities in which Bond Fund and Income Fund invest represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


         Collateralized Mortgage Obligations (CMOs)
         CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

         The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


     Asset Backed Securities

     Asset backed securities in which Bond Fund and Income Fund invest are payable from pools of obligations other than mortgages such as auto loans or credit card receivables. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.



     Zero Coupon Securities
     Zero coupon securities in which Bond Fund and Income Fund invest do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.


Credit Enhancement

All of the Funds may purchase securities backed by credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser often evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Convertible Securities
Convertible securities are fixed income securities that the Bond Fund and Income Fund have the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.


Variable Rate and Floating Rate Demand Instruments

Variable rate demand instruments in which all the Funds invest are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.


Tax Exempt Securities

Tax exempt securities in which Alabama Tax-Free Income Fund invests are fixed income securities that pay interest that is not subject to federal income taxes or Alabama state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.


     General Obligation Bonds


     General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


     Special Revenue Bonds


     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.


         Private Activity Bonds

         Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

         The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

     Tax Increment Financing Bonds

     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

     Municipal Notes

     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.







Special Transactions

     Repurchase Agreements

     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.

     Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


     Asset Coverage
     In order to secure its obligations in connection with special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.


Temporary Defensive Investments

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash, cash items, and shorter-term, higher-quality debt seecurities and similar obligations. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

The Funds actively trade their portfolio securities in an attempt to achieve their individual investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Funds' trading costs and may have an adverse impact on a Fund's performance.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?



Interest Rate Risks
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Prepayment Risks

o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

o Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

o The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.


Municipal Securities Risks

o Local political and economic factors may adversely affect the value and liquidity of municipal securities held by Alabama Tax-Free Income Fund. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Fund invests primarily in Alabama, it may be adversely affected by the factors or events particular to the state.



Issuer Diversification
o The Alabama Tax-Free Income Fund is not diversified. Compared to diversified funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.


Tax Risks
o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Alabama Tax-Free Income Fund to shareholders to be taxable.

o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. Payment must be received by the Funds' custodian no later than 4:00 p.m. (Eastern time) by the third business day following receipt of the order. If federal funds are not received by such date, the order will be canceled and the institution placing the order will be responsible for any loss to the Funds or their shareholders. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending institution.

The minimum initial investment in each Fund is $1000. The minimum subsequent investment is $50. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions. With respect to investments made in the Funds through a sweep program, initial minimum investments may be modified under the relevant account agreement. SouthTrust Bank or a SouthTrust Funds Dealer may set different minimums for their customers.










SALES CHARGE WHEN YOU PURCHASE

                                         Sales Charge Sales       Dealer
Purchase Amount                         as a          Charge as a Allowance
                                        Percentage of Percentage  as a
                                        Public        of Net      Percentage
                                        Offering PriceAmount      of
                                                      Invested    Offering
                                                                  Price




-----------------------------------------------------------------------------
Less than $100,000                      3.50%         3.63%       3.00%
$100,000 but less than $250,000         3.00%         3.09%       2.50%
$250,000 but less than $500,000         2.50%         2.56%       2.00%
$500,000 but less than $1 million       2.00%         2.04%       1.50%
$1 million or greater                   0.00%*        0.00%       0.00%

*A redemption fee of 1% may be imposed on certain redemptions made within one year of purchase. See "How to Redeem and Exchange Shares."

The sales charge at purchase may be reduced or eliminated by:


o        purchases $1 million or more;

combining concurrent purchases of shares by you, your spouse, and your children under age 21;


o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous share purchases still invested in the Fund); or


o signing a letter of intent to purchase a specific dollar amount of shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase shares:


o        by reinvesting redemption proceeds within 30 days of redeeming shares;


o by exchanging shares of a Fund for Class A Shares in certain funds which are distributed by Federated Securities Corp. (Federated Funds). The Federated Funds offered at net asset value through exchange include: Federated International Income Fund, Federated International Equity Fund; Federated Equity Income Fund, Inc., Federated High Income Bond Fund, Inc., Federated Municipal Securities Fund, Inc., Federated Utility Fund, Inc., and Tax-Free Instruments Trust;

o as director or employee of the Funds, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals;


o as an investor for whom SouthTrust Corporation or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity; and

o as an employee who purchases shares through a payroll deduction plan sponsored by your employer.

From time to time, the Distributor may offer special concessions to enable investors to purchase shares of the Funds at net asset value. To qualify for a net asset value purchase, you must pay for such purchases with proceeds from the redemption of shares of a non-affiliated mutual fund on which a sales charge was paid. A qualifying purchase of shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. Proceeds from the redemption of shares on which no sales charges or commission were paid do not qualify for a purchase at net asset value.


If your investment qualifies for a reduction or elimination of the sales charge, you, SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer should notify the Funds' Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



HOW ARE THE FUNDS SOLD?


The Fund's Distributor markets the shares described in this prospectus to institutions and individuals, directly or through investment professionals. The Alabama Tax-Free Income Fund may not be a suitable investment for retirement plans or for non-Alabama taxpayers because it invests in Alabama municipal securities.

When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN


The Company has adopted a Rule 12b-1 Plan (Plan) on behalf of Income Fund and Alabama Tax-Free Income Fund, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' shares. The Company has no present intention to activate the Plan. Once the Funds begin accruing the 12b-1 fee, Fund expenses will rise. If the Company were to activate the Plan, it would be permitted to pay up to 0.25% of the average daily net assets of each Fund as a distribution fee to the Distributor. Because these shares could pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase shares through SouthTrust Funds Shareholder Services or through a broker/dealer that has entered into a sales agreement with the Distributor (a SouthTrust Funds Dealer), or through an exchange from another SouthTrust Fund and certain Federated Funds. The Funds reserve the right to reject any request to purchase or exchange shares. Trust customers of SouthTrust Bank should contact their account officer.


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed account application; and

o        Send your payment to the Fund by Federal Reserve wire or check.

An institution may establish an account and place an order by calling SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer and the shares will be priced at the next calculated public offering price after the Fund receives the order.

By Check

Complete an account application (for new accounts), make your check payable to the Fund, and mail it to:

   SouthTrust Funds

   [INSERT ADDRESS]







Payment should be made in U.S. dollars and drawn on a U.S. bank. If you already have an account, note your account number on your check. The Fund will not accept third-party checks (checks originally payable to someone other than the Fund). If your check does not clear, your purchase will be canceled and you could be responsible for any losses or fees the Fund or its transfer agent incurs.


By Wire
To purchase shares by Federal Reserve wire, contact SouthTrust Funds Shareholder Services for wiring instructions. Wire orders will only be accepted on days on which the Fund, SouthTrust, and the Federal Reserve wire are open.

Send your wire to:

[INSERT ADDRESS]








By Telephone
Once an account has been established, you may purchase additional shares by calling SouthTrust Funds Shareholder Services directly at 1-800-[INSERT NUMBER]


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order by 12:00 noon (Eastern time) and payment by 4:00 p.m. (Eastern time) and you will receive that day's dividends. If your order is received by 4:00 p.m., your order will be processed the next business day. Investment professionals should send payments according to the instructions in the sections "By Check" or "By Wire."



THROUGH AN EXCHANGE

You may purchase shares through an exchange from another SouthTrust Fund or one of the Class A Share Federated Funds. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations.

You may telephone an exchange request by calling SouthTrust Shareholder Services or your SouthTrust Funds Dealer. Trust customers of SouthTrust Bank should contact their account officer.


BY automatic INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional shares in a minimum amount of $50 on a monthly basis by completing an Automatic Investment Program application or by contacting SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Once you have opened an account, you may purchase additional shares through a depository institution that is an Automated Clearing House (ACH) member. This purchase option can be established by completing the appropriate sections of the Automatic Investment Application.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange shares through SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Trust customers of SouthTrust Bank should contact their account officer.


Through An Investment Professional
Submit your redemption or exchange request to SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as described below. If your redemption order is received by the Distributor before 12:00 noon (Eastern time), payment in federal funds is normally wired the same day. Payment for redemption requests received after 12:00 noon (Eastern time) but before 4:00 p.m. (Eastern time) will be wired the next business day.


Directly From The Fund

By Telephone

You may redeem or exchange shares by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

The Funds reserve the right to wire redemption proceeds within five business days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact a Fund.


By Mail
You may redeem or exchange shares by mailing your request to:
[INSERT ADDRESS]
Your redemption will be processed after the Fund receives your written request in proper form. All requests must include:

Fund name, account number and account registration;


o        amount to be redeemed or exchanged;

o        signatures of all shareholders exactly as registered; and


o if exchanging, the Fund name, account number and account registration into which you are exchanging.

Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer if you need special instructions.



Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;


o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the Account Application Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind


Although the Funds intend to pay share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within five business days after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or


o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.


You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



The sales charge when you redeem shares
In order to discourage short-term investments in the Funds, the Company charges a redemption fee in connection with redemptions of shares held for less than one year which were purchased at net asset value (investments of $1,000,000 or more). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. In determining if a charge applies and the amount of any such charge, the first shares redeemed are those purchased with reinvested dividends and capital gain distributions, followed by others held the longest. The redemption fee is not assessed on ( i ) exchanges (except is shares acquired by exchange were then redeemed within twelve months of the initial purchase);
(ii) redemptions made in connection with distributions from qualified retirement plans, 403(b) plans or IRAs due to death, disability or attainment of age 591/2;
(iii) redemptions resulting from the tax-free return of excess contributions to IRAs or employee benefit plans; and (iv) redemptions through certain automatic withdrawals. The 1% redemption fee is not a deferred sales charge but is rather a means to offset the additional costs associated with short-term investments in the Funds.



EXCHANGE PRIVILEGES

Shareholders who have purchased shares of the Funds (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange those shares for shares of one of the other SouthTrust Funds or one of the Federated Funds without paying an additional sales charge. However, this privilege does not apply to exchanges into SouthTrust Value Fund or SouthTrust Growth Fund until an investor has owned shares in the one of the Funds for 90 days. The 90-day holding period does not apply to exchanges in which the investor obtained Fund shares through a prior exchange of shares of SouthTrust Value Fund or SouthTrust Growth Fund. When shares of SouthTrust U.S. Treasury Money Market Fund are exchanged for shares of a load Fund or a Federated Fund, the applicable sales charge (if any) will be assessed. However, shareholders exchanging shares of SouthTrust U.S. Treasury Money Market Fund which were received in a previous exchange involving shares on which a load was paid will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent investment into a load Fund.

To exchange, you must:

o        exchange shares having a net asset value of at least $1,000;


o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.


The Funds may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other SouthTrust Funds.

Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. You can receive further information by contacting SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer.



Automatic WITHDRAWAL Plan (awp)

You may automatically redeem shares if the value of your account equals $10,000 or more (other than retirement accounts subject to required minimum distributions). Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment of a stated amount not less than $50. Complete the appropriate section of the Account Application or contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase shares subject to a sales charge while redeeming shares using this program.


ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

ACCOUNT AND SHARE INFORMATION
CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases, redemptions and exchanges (except for automatic transactions). In addition, you will receive periodic statements reporting all account activity, including automatic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Funds declare and pay any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.


If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain. Contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.


TAX INFORMATION


The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

It is anticipated that Alabama Tax-Free Income Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Alabama Tax-Free Income Fund's dividends will be exempt from Alabama state personal income tax to the extent they are derived from interest on obligations exempt from Alabama personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

WHO MANAGES THE FUND?

The Board of Trustees governs the Funds. The Adviser manages the Funds' assets, including the selection and management of portfolio securities.

SouthTrust Bank of Alabama, N.A., a national banking association, serves as the investment adviser for each of the Funds. The Adviser, headquartered in Birmingham, Alabama, is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser and SouthTrust Corporation have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203. The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of July 31, 1999, the Adviser had approximately $ billion in assets under management. The Adviser has served as investment adviser since the Company's inception on March 4, 1992.


Subject to the supervision of the Trustees, the Adviser provides overall investment management for each Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to each Fund's securities transactions and provides periodic and special reports to the Trustees as requested.


For the advisory services provided and expenses assumed by it, the Adviser is entitled to receive a fee from each Fund, computed daily and payable monthly, at an annual rate of 0.60%. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.


Investment decisions for Bond Fund and Income Fund are made by investment teams with David J. Howell as the lead portfolio manager. Mr. Howell has lead the Bond and Income Fund's management since their inceptions in May 1992 and January 1996, respectively. Mr. Howell is a Senior Fixed-Income Portfolio Manager for SouthTrust Asset Management Company where he has been a member of the investment team since 1987. Mr. Howell has a bachelor's degree from the University of North Alabama.


Charles P. Matthews has been the portfolio manager for Alabama Tax-Free Income Fund since inception, July , 1999. Mr. Matthews is a Vice President and Senior Portfolio Manager for SouthTrust Asset Management Company, Inc. where he has been a member of the investment team since 1997. Prior to joining SouthTrust Asset Management Company, Inc., Mr. Matthews served as Assistant Vice President and Portfolio Manager at Bay Banks Investment Management in Boston, Massachusetts from 1992 to 1997. Mr. Matthews has a bachelor of arts degree from Clark University and an MBA in Finance from Suffolk University


As part of its regular banking operations, SouthTrust Bank of Alabama, N.A. may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of SouthTrust Bank of Alabama, N.A. The lending relationship will not be a factor in the selection of securities.

Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

While it is impossible to determine in advance all of the risks to a Fund, a Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of a Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities a Fund may purchase. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on a Fund.

FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Bond Fund's and Income Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains. As this is the Alabama Tax-Free Income Fund's first fiscal year, financial information is not yet available.

This information has been audited by Arthur Andersen LLP whose report, along with the Fund's audited financial statements, is included in the Annual Report.

21

SOUTHTRUST BOND FUND
SOUTHTRUST INCOME FUND
SOUTHTRUST ALABAMA TAX-FREE INCOME FUND
Portfolios of SouthTrust Funds


A Statement of Additional Information (SAI) dated August , 1999, is incorporated by reference into this prospectus. Additional information about the Funds' investments is contained in the Funds' Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call SouthTrust Funds Shareholder Services at 1-800-843-8618 or your SouthTrust Funds Dealer.


You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-6580
Cusip 844734301
Cusip 844734400


000000-00 (8/99)




THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONSAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                                         SUBJECT TO COMPLETION

                                                              MAY , 1999

SOUTHTRUST BOND FUND

SOUTHTRUST INCOME FUND

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

Portfolios of SouthTrust Funds

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for SouthTrust Bond Fund, SouthTrust Income Fund, and SouthTrust Alabama Tax Free Income Fund dated August , 1999. This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectus or Annual Reports without charge by calling 1-800-843-8618.






August      , 1999

                                CONTENTS
                                How are the Funds Organized?
                                Securities in Which the Funds Invest
                                What do Shares Cost?
                                How are the Funds Sold?
                                Exchanging Securities for Shares
                                Subaccounting Services
                                Redemption in Kind
                                Massachusetts Partnership Law
                                Account and Share Information
                                Tax Information
                                Who Manages and Provides Services to the Funds? How Do the Funds Measure Performance? Investment Ratings
                                Financial Information
                                Addresses
Cusip 844734301
Cusip 844734400
(/99)

24


HOW ARE THE FUNDS ORGANIZED?

The Company is an open-end management investment company currently offering shares in five diversified and one non-diversified investment portfolios. The Company was organized on March 4, 1992. On June 30, 1998, the name of the Company changed from "Vulcan Funds" to "SouthTrust Vulcan Funds." Effective July 22, 1998, the name of the Company changed from "SouthTrust Vulcan Funds" to "SouthTrust Funds."

As stated in the prospectus, the investment adviser of the Funds is SouthTrust Bank, N.A.


SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their respective investment objective.
Following is a table that indicates which types of securities are a: P = Principal investment of the Funds; A = Acceptable (but not principal) investment of the Funds; or N = Not an acceptable investment of the Funds.

Securities                                    Bond Fund  Income Fund Alabama Tax
                                                                     Free Income
                                                                     Fund


Equity Securities                                   N          A           N
---------------------------------------------------                        -----
                                                  --------------------------
   Common Stocks                                    N          A           N
                                                  ---          -----------------
--------------------------------------------------- ------------
   Preferred Stocks                                 N          A           N
                                                                           -----
----------------------------------------------------------------------------
   Warrants                                         N          A           N
                                                               -----------------
----------------------------------------------------------------
Fixed Income Securities                             P          P           P
--------------------------------------------------------------------------------
   Treasury Securities                              P          P           A
                                                    ------------
-----------------------------------------------------          -----------------
   Agency Securities                                P          P           A
                                                    ------------
-----------------------------------------------------          -----------------
   Bank Instruments                                 A          A           A
--------------------------------------------------------------------------------
Corporate Debt Obligations                          P          P           N
--------------------------------------------------------------------------------
   Commercial Paper                                 A          A           N
--------------------------------------------------------------------------------
   Demand Instruments                               A          A           N
Convertible Securities                              A          A           N
Asset Backed Securities                             P          P           N
Zero Coupon Securities                              A          A           N
Derivative Contracts                                A          A           A
Mortgage-Backed Securities                          P          P           N
Collateralized Mortgage Obligations                 P          A           N
Taxable Municipal Bonds                             A          A           N
Tax Exempt Securities                               N          N           P
   General Obligation Bonds                         N          N           P
   Special Revenue Bonds                            N          N           P
     Private Activity Bonds                         N          N           A
   Tax Increment Financing Bonds                    N          N           A
   Municipal Notes                                  N          N           A
   Variable Rate Demand Instruments                 N          N           A
Foreign Government Securities                       A          A           N
Depositary Receipts                                 A          A           N
Repurchase Agreements                               A          A           N
Reverse Repurchase Agreements                       A          A           N
When Issued Transactions                            A          A           N
   To Be Announced Securities                       A          A           N
--------------------------------------------------------------------------------
Securities Lending                                  A          A           A
Asset Coverage                                      A          A           A
Investing in Securities of Other Investment         A          A           A
Companies
--------------------------------------------------------------------------------


SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Income Fund invest.
     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock. Preferred Stocks Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. Warrants Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Funds invest.


     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

     Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

         Demand Instruments
         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     Taxable Municipal Securities
     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

     Mortgage Backed Securities
     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

         Collateralized Mortgage Obligations (CMOs)
         CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

              Sequential CMOs
              In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

              PACs, TACs and Companion Classes
              More sophisticated CMOs include planned amortization classes
              (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

              IOs and POs
              CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or
              POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

              Floaters and Inverse Floaters
              Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

              Z Classes and Residual Classes
              CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

     Asset Backed Securities
     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

     Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

     Zero Coupon Securities
     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

     Credit Enhancement
     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that the Funds have the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

     General Obligation Bonds
     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     Special Revenue Bonds
     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

         Private Activity Bonds
         Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

         The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Alabama Tax-Free Fund may invest in bonds subject to AMT.

     Tax Increment Financing Bonds
     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

     Municipal Notes
     Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

     Variable Rate Demand Instruments
     Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Municipal Bond Insurance

The Alabama Tax-Free Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may by purchased by the Fund. The premiums for the Policies may be paid by the Fund and the yield on the Fund's portfolio may be reduced thereby.
   The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Fund's Adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's Adviser anticipates that between [ ]% and [ ]% of the Fund's net assets will be invested in municipal securities which are insured.
   Issuer-Obtained Insurance policies are non-cancelable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.
   The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.
    The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Fund's Adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.
   The Fund may purchase Policies from MBIA Corp. (MBIA), AMBAC Indemnity Corporation (AMBAC), Financial Guaranty Insurance Company (FGIC), or any other municipal bond insurer which is rated AAA by Standard & Poor's (S&P) or Aaa by Moody's Investors Services, Inc. (Moody's). Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.
   MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund reserves the right to terminate any of the Policies if it determines that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.
   Additionally, the Fund reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

Special Transactions
    Repurchase Agreements
    Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
       The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
       Repurchase agreements are subject to credit risks.

    Reverse Repurchase Agreements
    Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    When Issued Transactions
    When issued transactions are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create interest rate risks for a Fund. When issued transactions also involve credit risks in the event of a counterparty default.

    To Be Announced (TBA) Securities
    As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

    Securities Lending
    The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
       A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
       Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
       Securities lending activities are subject to interest rate risks and credit risks.

    Asset Coverage
    In order to secure its obligations in connection with derivatives contracts or special transactions, the Funds will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses.

Illiquid Securities
The Funds may invest up to 15% of the total value of their net assets in securities that are illiquid. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued it on its books. Repurchase agreements with maturities in excess of seven days will be considered by the Funds to be illiquid.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

     Depositary Receipts
     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
     (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

     Foreign Government Securities
     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Temporary Defensive Investments

The Funds may temporarily depart from their principal investment strategies by investing their assets in U.S. government obligations, notes, zero coupon securities (in the case of the Bond Fund and Income Fund), and repurchase agreements collateralized by U.S. government obligations. In the case of Alabama Tax-Free Fund, temporary defensive investments may include taxable securities. The Funds may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

INVESTMENT RISKS

Interest Rate Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Leverage Risks
o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Prepayment Risks
o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.


Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Interest Rate Risks
o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Stock Market Risks
o The value of equity securities in Income Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Tax Risks
o In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Alabama Tax-Free Fund to shareholders to be taxable.

o Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Currency Risks

o Exchange rates for currencies fluctuate daily. The combination of currency risk and interest rate risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
o The Adviser attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S.
     investors.
o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Funds and their Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Funds' investments.


Risks of Investing in Alabama

The economy of Alabama historically has relied on manufacturing and natural resource-based industries which included textiles, apparel, food processing, coal mining and timber. Throughout the 1990's, many of these industries have faced intense competition from overseas and have been forced to downsize or dramatically alter the way they do business in response to these threats. As a result, the Alabama economy has undergone much diversification and transition in the past decade. Since the 1991 recession, the State's proactive business development policies have yielded big results with growth in high technology, health care, banking and business services, particularly in the Birmingham, Huntsville, and Mobile metropolitan areas. Once heavily reliant on the steel industry, the Greater Birmingham area has much experience in transformation, and has exhibited its resiliency by attracting several major companies to the region in recent years. This has fueled a dramatic suburban expansion that has greatly benefited the real estate development and construction trades.

The outlook for the future is that modest economic growth will continue with growth in some industries more than offsetting downsizing in the textile and apparel sectors. Particularly noteworthy is growth associated with automobile manufacturing as Mercedes-Benz (a subsidiary of Daimler-Chrysler) has operated an assembly plant in Vance, Alabama since 1998 and Honda has recently announced that it will build a plant in Lincoln, Alabama which will come online in 2001 to meet increased demand for sport-utility vehicles. This should allow solid employment growth to continue with unemployment expected to keep pace with the national average as it has substantially closed the gap. These trends indicate stable to modestly improving demographic and credit fundamentals for issuers of municipal debt within the State.

The State has been characterized by conservative financial management and fiscal practices as is evidenced by its fairly low general obligation debt burden and its ability to consistently maintain a AA credit rating from both S&P and Moody's. The state constitution does not allow for deficit spending so should a revenue shortfall occur, the governor is required to cutback spending across the board. This has not occurred since 1993 and is not expected in the current year. Governor Don Siegelman's proposal to establish a state lottery would provide an additional revenue source and would be viewed as a positive development from a credit analysis standpoint. This proposal is currently pending in the state legislature. A diversifying economic base coupled with sound fiscal management leaves Alabama well-positioned for consistent growth looking ahead.



INVESTMENT LIMITATIONS
The following limitations pertain to each of the SouthTrust Funds: The Funds may not:

1. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940.

3. Act as an underwriter of securities, except to the extent that it may be deemed an underwriter within the meaning of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

5. Purchase securities of companies for the purpose of exercising control.

6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

8. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may lend portfolio securities and enter into repurchase agreements in accordance with its investment objective and policies.

9. Purchase securities of any one issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets, taken at current value, may be invested without regard to these limitations provided, however, that the Treasury Money Fund may in no event invest more than 5% of its total assets in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

10. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation.

11. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry and, in the case of the Treasury Money Fund, in securities the interest upon which is paid from revenues of similar types of projects, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the .Investment Company Act of 1940 (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

The above limitations cannot be changed unless authorized by the "vote of a majority of the Funds' outstanding voting securities," as defined by the Investment Company Act of 1940.


Determining Market Value of Securities
Market values of a Fund's portfolio securities are determined as follows:
o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

          o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

          o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities. The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the- counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

WHAT DO SHARES COST?

The Funds' net asset value (NAV) per share fluctuates and is based on the market value of all securities and other assets of each Fund.

Reducing or Eliminating the Front-End Sales Charge
You can reduce or eliminate the applicable front-end sales charge as follows:

Quantity Discounts
Larger purchases can reduce or eliminate the sales charge you pay. You can combine purchases of shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of shares, you can count previous share purchases still invested in a Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of two or more SouthTrust Funds in calculating the applicable sales charge.

Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 30 days, your redemption proceeds at the next determined NAV, without any sales charge.

Purchases by Affiliates of the Funds
The following individuals and their immediate family members may buy shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases: o the Trustees, employees, and sales representatives of the Funds, the Adviser, the Distributor and their affiliates;

o    retired  employees  of  the  Company,   SouthTrust   Corporation  and  it's
     affiliates;

o investors for whom SouthTrust Corporation or one of it's affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity (this does not include transactions executed by SouthTrust Securities, Inc., including, but not limited to, self-directed Individual Retirement Accounts); and

o employees who purchase shares through a payroll deduction plan sponsored by their employers.


HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Company, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.

Front-End Sales Charge Reallowances
The Distributor receives a front-end sales charge on certain share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

Rule 12b-1 Plan - Income fund and Alabama Tax Free Income Fund
As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the Funds' service providers that receive asset- based fees also benefit from stable or increasing Fund assets.
  The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
  The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Shareholder Services - Alabama Tax Free Income Fund
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and pay them fees.

administrative arrangements
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.
  Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they values their assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.
  Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such shares during any 90-day period.
  Any share redemption payment greater than this amount will also be in cash unless a Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Company. To protect its shareholders, the Company has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Company.
  In the unlikely event a shareholder is held personally liable for the Company's obligations, the Company is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Company will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Company. Therefore, financial loss resulting from liability as a shareholder will occur only if the Company itself cannot meet its obligations to indemnify shareholders and to pay judgments against them.

ACCOUNT AND SHARE INFORMATION

Voting Rights
Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of the Company have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.
  Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Company's outstanding shares of all series entitled to vote.
  As of May 7, 1999, the following shareholder, owned of record, beneficially, or both, 5% or more of the outstanding shares of the Bond Fund: Lynspen & Co., Birmingham, AL, owned approximately 11,633,945.55 shares (91.11%).
  As of May 7, 1999, the following shareholder, owned of record, beneficially, or both, 5% or more of the outstanding shares of the Income Fund: Lynspen & Co., Birmingham, AL, owned approximately 4,933,416.38 shares (91.45%).
  Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

Federal Income Tax
The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, a Fund will not receive special tax treatment and will pay federal income tax.
  The Funds will each be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Company's other portfolios will be separate from those realized by a Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Company's business affairs and for exercising all the Company's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Company, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Company for its most recent fiscal year. The Company is comprised of six funds.

As of May 7, 1999, the Company's Board and Officers as a group owned less than 1% of the Funds' outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.




Name
Birth Date                                                                                    Aggregate
Address                            Principal Occupations                                      Compensation
Position With Trust                for Past Five Years                                        From Trust
William O. Vann*                   Chairman and Chief Executive Officer, Young & Vann                  $7750.
Birth Date: January 28, 1942       Supply Co. (since 1987); Partner, B&B Investments;
Box 757                            Trustee and Past Chairman, The Childrens' Hospital of
Birmingham, AL                     Alabama.
CHAIRMAN AND TRUSTEE
Charles G. Brown, III              President, Tubular Products Company (since 1985);                   $7000.
Birth Date: November 27, 1953      Managing Partner, Red Hollow Partnership.
P.O. Box 170100
Birmingham, AL
TRUSTEE
Russell W. Chambliss               President (since 1989), Executive Vice President                    $7750.
Birth Date: December 26, 1951      (1988), and Vice President of Sales and Marketing
Mason Corporation                  (1984-1988), Mason Corporation.
P.O. Box 59226
Birmingham, AL
TRUSTEE
Thomas M. Grady*                   Partner of the law firm of Williams, Boger, Grady,                  $6750.
Birth Date: July 25, 1941          Davis and Tuttle, P.A.; Chairman of the Board of
P.O. Box 2                         Pfeiffer University; Member of Cannon Foundation.
Kannapolis, NC
TRUSTEE
Billy L. Harbert, Jr.*             President and Chief Operating Officer of Bill Harbert               $6250.
Birth Date: May 23, 1965           Construction, Inc. (BHIC) and Vice President of BHIC
Bill Harbert International         (until 1998); Director, Harbert International
Construction, Inc.                 Establishment; Director, Harbert International
P.O. Box 531390                    Establishment, S.C.; Director, Bilhar International
Birmingham, AL                     Establishment; Member/Shareholder, Bonaventure
TRUSTEE                            Capital, LLC; Member/Shareholder, Bonaventure
                                   Partners, LLC; Board Member/Shareholder, Founders
                                   Trust Company, Inc.; and Member/Shareholder, Treble
                                   Range Partners, LLC.

Edward C. Gonzales                 Trustee or Director of some of the funds in the                         $0
Birth Date: October 22, 1930       Federated Complex; President, Executive Vice
Federated Investors Tower          President and Treasurer of some of the funds in the
Pittsburgh, PA                     Federated Fund Complex; Vice Chairman, Federated
PRESIDENT AND TREASURER            Investors, Inc.; Vice President, Federated Investment
                                   Management Company and Federated Investment
                                   Counseling, Federated Global Investment
                                   Management Corp., and Passport Research,
                                   Ltd.; Executive Vice President and Director,
                                   Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company.

Peter J. Germain                   Senior Vice President and Director, Mutual Fund                         $0
Birth Date: September 2, 1959      Services Division, Federated Services Company.
Federated Investors Tower          Formerly Senior Corporate Counsel, Federated
Pittsburgh, PA                     Investors, Inc.
VICE PRESIDENT
Beth Broderick                     Assistant Vice President, Federated Services Company                    $0
Birth Date: August 2, 1965         (1997 to present); Client Services Officer, Federated
Federated Investors Tower          Services Company (1992-1997).
Pittsburgh, PA
VICE PRESIDENT AND TREASURER
C. Todd Gibson                     Associate Corporate Counsel, Federated Investors,                       $0
Birth Date: May 17, 1967           Inc.; Assistant Vice President, Federated
Federated Investors Tower          Administrative Services.
Pittsburgh, PA
SECRETARY

INVESTMENT ADVISER

     The Adviser, SouthTrust Bank, N.A. conducts investment research and makes investment decisions for the Funds.

Under the Advisory Contract, the Adviser is not be liable to the Company or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.


Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Company's Board.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
  Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

Administrator
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds.
  Federated Services Company also provides certain accounting and recordkeeping services with respect to a Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

Custodian
SouthTrust Bank, N.A. is custodian for the securities and cash of the Funds.

Transfer Agent And Dividend Disbursing Agent
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

Independent Auditors
Arthur Andersen LLP are the independent auditors for the Funds.



FEES PAID BY THE FUNDS FOR SERVICES
Bond Fund
For the Year ended April 30                                  1998                     1997                     1996
--------------------------------------------------------------------------------------------------------------------
Advisory Fee Earned                                      $604,746                 $528,799                 $491,657
Advisory Fee Reduction                                     $5,747                  $44,067                  $40,971
Brokerage Commissions                                          $0                       $0                       $0
Administrative Fee                                       $114,117                 $107,564                 $108,910
Administrative Fee Reduction                                   $0                       $0                  $27,289

Income Fund
For the Year ended April 30                                  1998                     1997                     1996
--------------------------------------------------------------------------------------------------------------------
Advisory Fee Earned                                      $233,648                 $248,407                 $122,936
Advisory Fee Reduction                                   $116,824                 $113,723                  $10,245
Brokerage Commissions                                          $0                       $0                       $0
Administrative Fee                                        $99,999                 $100,160                  $30,501
Administrative Fee Reduction                              $55,841                  $21,981                       $0

Alabam Tax-Free Income Fund has not completed a full fiscal year and, therefore, has no fees to report as of the date of this Statement.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.
  Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's expenses; and various other factors.
  Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.


Average Annual Total Returns and Yields
Bond Fund total returns given for the one-year, five-year, and start of performance periods ended April 30, 1998.

Bond Fund yield given for the seven-day period ended April 30, 1998.



                            7-Day Period          1 Year                  5 Years                           Start of Performance
Total Return                N/A                   6.93%                                          6.44%
Yield                       5.37%                 N/A                     N/A                    N/A
Income Fund total returns given for the one-, and start of performance periods ended April 30, 1998.

Income Fund yield given for the seven-day period ended April 30, 1998.

                            7-Day Period          1 Year                                                    Start of Performance
Total Return                N/A                   3.71%                   7.80%
Yield                       5.23%                 N/A                     N/A

Alabam Tax-Free Income Fund has not completed a full fiscal year and, therefore, has no performance to report as of the date of this Statement.

Total Return
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.
  The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.
  When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

Yield
The yield of shares is calculated by dividing: (i) the net investment income per share earned by the shares over a thirty-day period; by (ii) the maximum offering price per share on the last day of the period. This number is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
  To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of future performance of the Alabama Tax-Free Income Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

Taxable Yield Equivalent for 1999 - STATE OF ALABAMA



Combined Federal and State
Income Tax Bracket:                       20.00%           33.00%             36.00%           41.00%          44.60%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,050  $43,051-104,050   $104,051-158,550  $158,551-283,150   Over 283,150
Single Return                          $1-25,750   $25,751-62,450    $62,451-130,250  $130,251-283,150   Over 283,150
Tax Exempt Yield:                     Taxable Yield Equivalent:
2.50%                                      3.13%            3.73%              3.91%            4.24%           4.51%
3.00%                                      3.75%            4.48%              4.69%            5.08%           5.42%
3.50%                                      4.38%            5.22%              5.47%            5.93%           6.32%
4.00%                                      5.00%            5.97%              6.25%            6.78%           7.22%
4.50%                                      5.63%            6.72%              7.03%            7.63%           8.12%
5.00%                                      6.25%            7.46%              7.81%            8.47%           9.03%
5.50%                                      6.88%            8.21%              8.59%            9.32%           9.93%
6.00%                                      7.50%            8.96%              9.38%           10.17%          10.83%
6.50%                                      8.13%            9.70%             10.16%           11.02%          11.73%
7.00%                                      8.75%           10.45%             10.94%           11.86%          12.64%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

Performance Comparisons
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of shares to certain indices;

o charts, graphs, and illustrations using a Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial, and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.
  A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.
  You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service, Inc. Long-Term Bond Rating Definitions
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short- term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C--Bonds are in imminent default in payment of interest or principal.

Moody's Investors Services, Inc. Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o        Leading market positions in well established industries.

o        High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended April 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of SouthTrust Bond Fund and SouthTrust Income Fund dated April 30, 1999.

7

ADDRESSES

Southtrust Bond fund
southtrust Income fund
SouthTrust Alabama Tax Free Income Fund


Portfolios of SouthTrust Funds

5800 Corporate Drive
Pittsburgh, PA 15237-7010


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
SouthTrust Bank, N.A.
420 North 20th Street
Birmingham, AL 35203

Custodian
SouthTrust Bank, N.A.
420 North 20th Street
Birmingham, AL 35203

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812



THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                                         subject to completion

                                                              MAY , 1999

Prospectus

SOUTHTRUST FUNDS
SouthTrust U.S. Treasury Money Market Fund



SouthTrust U.S. Treasury Money Market Fund is a mutual fund seeking to provide as high a level of current income as is consistent with maintaining liquidity and stability of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



                                                     Contents


                                                     Fund Goals, Strategies, Performance and Investment Risks


                                                     Risk/Return Summary

                                                     What are the Fund's Fees
and Expenses?

                                                     What are the Principal
Securities in Which the Fund Invests?

                                                     What are the Specific Risks
of Investing in the Fund?

                                                     What do Shares Cost?

                                                     How is the Fund Sold?

                                                     How to Purchase Shares

                        How to Redeem and Exchange Shares

                                                     Account and Share Information

                                                     Who Manages the Fund?

                                                     Financial Information














august      , 1999

FUND GOALS, STRATEGIES, PERFORMANCE AND INVESTMENT RISKS

SouthTrust Funds (Company) currently offer shares in six investment portfolios, each with its own investment goal and strategies, described in separate prospectuses. This prospectus pertains only to SouthTrust U.S. Treasury Money Market Fund (Treasury Money Fund) The purchase of shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program. For information about other funds offered by SouthTrust Funds, call 1-800-843-8618.



WHAT IS THE Treasury Money FUND'S goal?
The Fund's goal is to provide as high a level of current income as is consistent with maintaining liquidity and stability of principal.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its goal by investing in short-term direct obligations of the U.S. Treasury or in repurchase agreements collateralized by such obligations. The strategy undertaken to accomplish the Fund's goal requires maintaining a weighted average maturity of 60 days or less. The relatively short average portfolio maturity provides necessary cash flow to meet redemption needs. Fund liquidity needs and interest rate trends weigh heavily on the Adviser's maturity and sector decisions.

A "barbell" or "ladder" strategy is used with a blend of Treasuries and repurchase agreements. In using a barbell structure, the Fund combines investments in longer maturity Treasury bills with overnight repurchase agreements. This structure offers a competitive yield when Treasuries and repurchase agreements offer relative value. In using a ladder structure, the Fund invests in each maturity range of the Treasury bill yield curve. The Fund atttempts to maximize its yield through ongoing relative value analysis. Changing economic and market events drive the Fund's strategy and are continuously monitored.



What are the Main Risks of Investing in the Fund?

Although the Fund seeks to maintain a stable net asset value of $1, it is possible to lose money by investing in the Fund. Although the Fund invests in U.S. Treasury securities that are backed by the full faith and credit of the United States, Fund shares themselves are not guaranteed or supported by the U.S. government.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


What are the Fund's Fees and Expenses?


FEES AND EXPENSES                   .................

This table describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Money Fund.


Shareholder Fees                    .................
Fees Paid Directly From Your Investment.................................... None



Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)

Management Fee 2....................................................... 0.50%
Distribution (12b-1) Fee .............................................. None

Shareholder Services Fee .............................................. 0.25%

Other Expenses ........................................................ 0.17%
Total Annual Fund Operating Expenses .................................. 0.92%

-----------------------------------------------------------------------

1 Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 1999.

Total Waiver of Fund Expenses          ..................................
0.19%
Total Annual Fund Operating Expenses (after waiver)...................0.73%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Treasury Money Fund (after the voluntary waiver) was 0.31% for the year ended April 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Treasury Money Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in the Treasury Money Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Treasury Money Fund operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 ..........................1 Year...         3 Years           5 Years  10 Years
-------------------------------------------------------------------------------
 ...................................
--------------------------------------------------------------------------------

Treasury
Money Fund........$94..............$293              $509             $1131
-------------------------------------------------------------------------------


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?



U.S. Treasury Securities

     U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities generally pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The U.S. Treasury must also repay the principal amount of the security, normally within a specified time.

The Fund may also purchase participation interests in trusts that are issued directly by the U.S. Treasury and are related to direct U.S. Treasury obligations such as Treasury Investors Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATs).


Repurchase Agreements

Repurchase Agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying securities each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.



Temporary Defensive Investments
Any strategy to manage the liquidity of the Fund is subject to the Fund's policy of limiting investments to direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.



WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below.


Interest Rate Risk
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



Credit Risk
Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


WHAT DO SHARES COST?

Shares of the Treasury Money Fund are sold without a sales charge or a redemption fee. You can purchase, redeem, or exchange shares any day the New York Stock Exchange (NYSE) is open. Purchase orders must be received by the Distributor no later than 12:00 noon (Eastern time) on any business day. Orders received before 12:00 noon (Eastern time) will be executed at 12:00 noon (Eastern time); however, if federal funds for such orders are not received by 4:00 p.m. (Eastern time), the order will be canceled with notice to the investor placing the order. Orders received in proper form after 12:00 noon (Eastern time) will be executed on the next business day. The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. NAV is determined twice, at 12:00 noon (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The minimum initial investment in the Fund is $1,000. The minimum subsequent investment is $50. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions. With respect to investments made in the Fund through a sweep program, initial minimum investments may be modified under the relevant account agreement. SouthTrust Bank or a SouthTrust Funds Dealer may set different minimums for their customers.



HOW IS THE FUND SOLD?


Federated Securities Corp., the Fund's Distributor markets the shares described in this prospectus to institutions and individuals, directly or through investment professionals.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase shares through SouthTrust Funds Shareholder Services or through a broker/dealer that has entered into a sales agreement with the Distributor (a "SouthTrust Funds Dealer"), or through an exchange from another SouthTrust Fund and certain Federated Funds. Texas residents should purchase shares through Federated Securities Corp. at 1-800-356-2805. The Fund reserves the right to reject any request to purchase or exchange shares. Trust customers of SouthTrust Bank should contact their account officer.


DIRECTLY FROM THE FUND

o........Establish  your account with the Fund by submitting a completed account application; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer and will become a shareholder after the Fund receives the order.

By Check

Complete an account application (for new accounts), make your check payable to the Fund, and mail it to:

   SouthTrust Funds

   [INSERT ADDRESS]







Payment should be made in U.S. dollars and drawn on a U.S. bank. If you already have an account, note your account number on your check. The Fund will not accept third-party checks (checks originally payable to someone other than the Fund).


By Wire
To purchase shares by Federal Reserve wire, contact SouthTrust Funds Shareholder Services for wiring instructions. Wire orders will only be accepted on days on which the Fund, SouthTrust, and Federal Reserve wire are open.

Send your wire to:

[INSERT ADDRESS}

By Telephone
Once an account has been established, you may purchase additional shares by calling SouthTrust Funds Shareholder Services directly at 1-800-[INSERT NUMBER]


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 12:00 noon (Eastern time). You will receive that day's dividends if the investment professional forwards the order to the Fund and the Fund receives payment by 4:00 p.m.(Eastern time). You will become the owner of shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the instructions in the sections "By Check" or "By Wire."



THROUGH AN EXCHANGE

You may purchase shares through an exchange from another SouthTrust Fund. You must meet the minimum initial investment requirement for purchasing shares and both accounts must have identical registrations.

You may telephone an exchange request by calling SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer. Trust customers of SouthTrust Bank should contact their account officer.

You may exchange shares of the Fund for Class A Shares in certain funds which are distributed by Federated Securities Corp. (the "Federated Funds"). The Federated Funds with exchange privileges with the Company are: Federated International Income Fund, Federated International Equity Fund; Federated Equity Income Fund, Inc., Federated High Income Bond Fund, Inc., Federated Municipal Securities Fund, Inc., Federated Utility Fund, Inc., and Tax-Free Instruments Trust. When shares of the Fund are exchanged for shares of a load Fund or a Federated Fund, the applicable sales charge will be assessed. However, shareholders exchanging shares of the Fund which were received in a previous exchange involving shares on which a load was paid will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent investment into a load Fund.


BY AUTOMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional shares in a minimum amount of $50 on a monthly basis by completing an Automatic Investment Program application or by contacting SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Once you have opened an account, you may purchase additional shares through a depository institution that is an Automated Clearing House (ACH) member. This purchase option can be established by completing the appropriate sections of the Automatic Investment Application.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange shares through SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. Trust customers of SouthTrust Bank should contact their account officer.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below. If your redemption order is received before 12:00 noon (Eastern time), payment in federal funds is normally wired the same day. Payment for redemption requests received after 12:00 noon (Eastern time) but before 4:00 p.m. (Eastern time) will be wired the next business day.

DIRECTLY FROM THE FUND


By Telephone


You may redeem or exchange shares by calling SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

The Fund reserves the right to wire redemption proceeds within five business days after receiving the redemption order if, in the judgment of the Adviser, an earlier payment could adversely impact the Fund.


By Mail
You may redeem shares by mailing your request to:
[INSERT ADDRESS]
Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.


All requests must include:


o        Fund name, account number and account registration;


o        amount to be redeemed or exchanged;

o        signatures of all shareholders exactly as registered; and


o if exchanging, the Fund name, account number and account registration into which you are exchanging.

Call SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer if you need special instructions.


Signature Guarantees

Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;


o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the Account Application Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind


Although the Fund intends to pay share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.



LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


EXCHANGE PRIVILEGES

Shareholders who have purchased shares of the Fund (including shares acquired through a reinvestment of a dividend or distribution on such shares) may exchange those shares for shares of one of the other SouthTrust Funds or one of the Federated Funds without paying an additional sales charge. However, this privilege does not apply to exchanges into SouthTrust Value Fund or SouthTrust Growth Fund until an investor has owned shares in the one of the Funds for 90 days. The 90-day holding period does not apply to exchanges in which the investor obtained Fund shares through a prior exchange of shares of SouthTrust Value Fund or SouthTrust Growth Fund. When shares of Treasury Money Fund are exchanged for shares of a load Fund or a Federated Fund, the applicable sales charge (if any) will be assessed. However, shareholders exchanging shares of Treasury Money Fund which were received in a previous exchange involving shares on which a load was paid will not be required to pay an additional sales charge upon notification of the reinvestment of the equivalent investment into a load Fund.

To exchange, you must:

o        exchange shares having a net asset value of at least $1,000;


o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.


The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other SouthTrust Funds.

Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. You can receive further information by contacting SouthTrust Funds Shareholder Services or a SouthTrust Funds Dealer.


Automatic WITHDRAWAL Plan ("awp")


You may automatically redeem shares if the value of your account equals $10,000 or more (other than retirement accounts subject to required minimum distributions). Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual payment of a stated amount not less than $50. Complete the appropriate section of the Account Application or contact SouthTrust Funds Shareholder Services or your SouthTrust Funds Dealer. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION
Account Activity


You will receive periodic statements reporting all account activity, including automatic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS


The Fund declares daily and pays any dividends monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically invested in additional shares, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.


TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Although the Fund is structured to provide income exempt from state and local taxes, dividends may be subject to income and local taxes in some states. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Non-exempt dividends and capital gains are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Adviser manages the Fund's assets, including the selection and management of portfolio securities.

SouthTrust Bank of Alabama, N.A., a national banking association, serves as the investment adviser for each of the Funds. The Adviser, headquartered in Birmingham, Alabama, is a wholly-owned subsidiary of SouthTrust Corporation, a publicly-held bank holding company. The Adviser and SouthTrust Corporation have their principal offices at 420 North 20th Street, Birmingham, Alabama 35203. The Adviser's experience includes the management of various collective and common investment funds and the provision of investment management services to banks and thrift institutions, corporate and profit-sharing trusts, municipal and state retirement funds, and individual investors. As of July 31, 1999, the Adviser had approximately $ billion in assets under management. The Adviser has served as investment adviser since the Company's inception on March 4, 1992.


Subject to the supervision of the Trustees, the Adviser provides overall investment management for each Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to each Fund's securities transactions and provides periodic and special reports to the Trustees as requested.


For the advisory services provided and expenses assumed by it, the Adviser is entitled to receive a fee from the Fund, computed daily and payable monthly, at an annual rate of 0.50%. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Treasury Money Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP whose report, along with the Fund's audited financial statements, is included in the Annual Report.

10


SOUTHTRUST U.S. TREASURY MONEY MARKET FUND
A Portfolio of SouthTrust Funds


A Statement of Additional Information (SAI) dated August , 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call SouthTrust Funds Shareholder Services at 1-800-843-8618 or your SouthTrust Funds Dealer.


You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-6580
Cusip 844734202


000000-00 (8/99)




THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONSAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                                         SUBJECT TO COMPLETION

                                                              May , 1999

Statement of Additional Information




SOUTHTRUST U.S. TREASURY MONEY MARKET FUND


A Portfolio of SouthTrust Funds


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for SouthTrust U.S. Treasury Money Market Fund dated August , 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-843-8618.












August      , 1999













                           Contents
                           How is the Fund Organized?
                           Securities in Which the Fund Invests
                           How is the Fund Sold?
                           Subaccounting Services
                           Redemption in Kind
                           Massachusetts Partnership Law
                           Account and Share Information
                           Tax Information
                           Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                           Financial Information
                           Addresses


Cusip 844734202

/99)

HOW IS THE FUND ORGANIZED?

The Company is an open-end management investment company currently offering shares in five diversified and one non-diversified investment portfolios. The Company was organized on March 4, 1992. On June 30, 1998, the name of the Company changed from "Vulcan Funds" to "SouthTrust Vulcan Funds." Effective July 22, 1998, the name of the Company changed from "SouthTrust Vulcan Funds" to "SouthTrust Funds."

As stated in the prospectus, the investment adviser of the Fund is SouthTrust Bank, N.A.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a: P = Principal investment of the Fund; or A = Acceptable (but not principal) investment of the Fund;

-----------------------------------------------------------------
Fixed Income Securities                            A
   Treasury Securities                             P
-----------------------------------------------------------------
    Zero Coupon Securities                         A
Special Transactions                               A
   Repurchase Agreements                           P
   Reverse Repurchase Agreements                   A
   When Issued Transactions                        A
      To Be Announced Securities                   A
-----------------------------------------------------------------
   Securities Lending                              A
   Asset Coverage                                  A
Variable Rate Demand Instruments                   A
Investing in Securities of Other Investment        A
Companies
-----------------------------------------------------------------
SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
     Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

     Zero Coupon Securities
     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Variable Rate Demand Instruments
Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months. The Fund will invest in variable and floating rate instruments only when the Adviser deems the investment to involve minimal credit risk. Variable and floating rate instruments held by the Fund may be subject to the Fund's 10% limitation on illiquid investments when the Fund cannot demand payment of the principal amount within seven days absent a reliable trading market.

Special Transactions
    Repurchase Agreements
    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
       The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
       Repurchase agreements are subject to credit risks.
    Reverse Repurchase Agreements
    Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. When Issued Transactions When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create interest rate risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default. To Be Announced (TBA) Securities As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. Securities Lending The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
       The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
       Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
       Securities lending activities are subject to interest rate risks and credit risks.

    Asset Coverage
    In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies and managing its uninvested cash. The Fund will only invest in money market funds that seek to maintain a $1.00 net asset value and that invest in securities eligible for direct purchase by the Fund. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Illiquid Securities
The Fund may invest up to 10% of the total value of its net assets in securities that are illiquid. An illiquid security is one which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued it on its books. Repurchase agreements with maturities in excess of seven days will be considered by the Fund to be illiquid.

INVESTMENT RISKS
Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below.

Interest Rate Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INVESTMENT LIMITATIONS
The following limitations pertain to each of the SouthTrust Funds: The Funds may not:

1. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

2. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940.

3. Act as an underwriter of securities, except to the extent that it may be deemed an underwriter within the meaning of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale.

4. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

5. Purchase securities of companies for the purpose of exercising control.

6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that a non-money market fund may enter into forward foreign currency contracts and options thereon in accordance with its investment objectives and policies.

8. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may lend portfolio securities and enter into repurchase agreements in accordance with its investment objective and policies.

9. Purchase securities of any one issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or certificates of deposit for any such securities if more than 5% of the value of the Fund's total assets, taken at current value, would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets, taken at current value, may be invested without regard to these limitations provided, however, that the Treasury Money Fund may in no event invest more than 5% of its total assets in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

10. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings including reverse repurchase agreements and borrowing from banks in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation.

11. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry and, in the case of the Treasury Money Fund, in securities the interest upon which is paid from revenues of similar types of projects, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act of 1940 (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940.


Regulatory Compliance
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Fund must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Company, the Distributor (Federated Securities Corp.) offers shares on a continuous, best-efforts basis.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in a fair and equitable manner. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Company. To protect its shareholders, the Company has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Company.

In the unlikely event a shareholder is held personally liable for the Company's obligations, the Company is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Company will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Company. Therefore, financial loss resulting from liability as a shareholder will occur only if the Company itself cannot meet its obligations to indemnify shareholders and to pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of the Company have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

         Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Company's outstanding shares of all series entitled to vote.

  As of May 7, 1999, the following shareholders, owned of record, beneficially, or both, 5% or more of the outstanding shares of the U.S. Treasury Money Market
Fund: Lynspen & Co., Birmingham, AL, owned approximately 502,404,573.13 shares (84.50%%) and BHC Securities, Inc., Philadelphia, PA, owned approximately 65,223,347.79 shares (9.93%).
  Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Company's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Company's business affairs and for exercising all the Company's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Company, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Company for its most recent fiscal year. The Company is comprised of six funds.

As of May 7, 1999, the Company's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.






Name
Birth Date                                                                                    Aggregate
Address                            Principal Occupations                                      Compensation
Position With Trust                for Past Five Years                                        From Trust
William O. Vann*                   Chairman and Chief Executive Officer, Young & Vann                  $7750.
Birth Date: January 28, 1942       Supply Co. (since 1987); Partner, B&B Investments;
Box 757                            Trustee and Past Chairman, The Childrens' Hospital of
Birmingham, AL                     Alabama.
CHAIRMAN AND TRUSTEE
Charles G. Brown, III              President, Tubular Products Company (since 1985);                   $7000.
Birth Date: November 27, 1953      Managing Partner, Red Hollow Partnership.
P.O. Box 170100
Birmingham, AL
TRUSTEE
Russell W. Chambliss               President (since 1989), Executive Vice President                    $7750.
Birth Date: December 26, 1951      (1988), and Vice President of Sales and Marketing
Mason Corporation                  (1984-1988), Mason Corporation.
P.O. Box 59226
Birmingham, AL
TRUSTEE
Thomas M. Grady*                   Partner of the law firm of Williams, Boger, Grady,                  $6750.
Birth Date: July 25, 1941          Davis and Tuttle, P.A.; Chairman of the Board of
P.O. Box 2                         Pfeiffer University; Member of Cannon Foundation.
Kannapolis, NC
TRUSTEE
Billy L. Harbert, Jr.*             President and Chief Operating Officer of Bill Harbert               $6250.
Birth Date: May 23, 1965           Construction, Inc. (BHIC) and Vice President of BHIC
Bill Harbert International         (until 1998); Director, Harbert International
Construction, Inc.                 Establishment; Director, Harbert International
P.O. Box 531390                    Establishment, S.C.; Director, Bilhar International
Birmingham, AL                     Establishment; Member/Shareholder, Bonaventure
TRUSTEE                            Capital, LLC; Member/Shareholder, Bonaventure
                                   Partners, LLC; Board Member/Shareholder, Founders
                                   Trust Company, Inc.; and Member/Shareholder, Treble
                                   Range Partners, LLC.

Edward C. Gonzales                 Trustee or Director of some of the funds in the                         $0
Birth Date: October 22, 1930       Federated Complex; President, Executive Vice
Federated Investors Tower          President and Treasurer of some of the funds in the
Pittsburgh, PA                     Federated Fund Complex; Vice Chairman, Federated
PRESIDENT AND TREASURER            Investors, Inc.; Vice President, Federated Investment
                                   Management Company and Federated Investment
                                   Counseling, Federated Global Investment
                                   Management Corp., and Passport Research,
                                   Ltd.; Executive Vice President and Director,
                                   Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company.

Peter J. Germain                   Senior Vice President and Director, Mutual Fund                         $0
Birth Date: September 2, 1959      Services Division, Federated Services Company.
Federated Investors Tower          Formerly Senior Corporate Counsel, Federated
Pittsburgh, PA                     Investors, Inc.
VICE PRESIDENT
Beth Broderick                     Assistant Vice President, Federated Services Company                    $0
Birth Date: August 2, 1965         (1997 to present); Client Services Officer, Federated
Federated Investors Tower          Services Company (1992-1997).
Pittsburgh, PA
VICE PRESIDENT AND TREASURER
C. Todd Gibson                     Associate Corporate Counsel, Federated Investors,                       $0
Birth Date: May 17, 1967           Inc.; Assistant Vice President, Federated
Federated Investors Tower          Administrative Services.
Pittsburgh, PA
SECRETARY


INVESTMENT ADVISER The Adviser, SouthTrust Bank, N.A. conducts investment research and makes investment decisions for the Fund.

Under the Investment Advisory Contract, the Adviser shall not be liable to the Company or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Company.


BROKERAGE TRANSACTIONS When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Company's Board.


Research Services Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.


CUSTODIAN
SouthTrust Bank, N.A. is
custodian for the securities
and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
Arthur Andersen LLP is the
independent public accountant
for the Fund.

FEES PAID BY THE FUND FOR
SERVICES

For the Year ended April 30                 1998             1997        1996
Advisory Fee Earned                   $2,507,721       $2,163,019  $1,546,225
Advisory Fee Reduction                  $959,228         $865,208    $618,490
Brokerage Commissions                         $0               $0          $0
Administrative Fee                      $567,937         $526,824    $408,456
Administrative Fee Reduction                  $0               $0     $57,426

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-year, five-year and start of performance periods ended April 30, 1998.

Yield and Effective Yield given for the seven-day period ended April 30, 1998.

                  7 Day Period   1 Year     5-Year        Start of Performance
Total Return      N/A            5.14%                    4.29%
Yield             4.91%          N/A        N/A           N/A
Effective Yield   5.03%          N/A        N/A           N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended April 30, 1999 are incorporated herein by reference to the Annual Report to Shareholders of SouthTrust U.S. Treasury Money Market Fund dated April 30, 1999.

ADDRESSES


SouthTrust U.S. Treasury Money Market Fund


A Portfolio of SouthTrust Funds

5800 Corporate Drive
Pittsburgh, PA 15237-7010


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
SouthTrust Bank, N.A.
420 North 20th Street
Birmingham, AL 35203

Custodian
SouthTrust Bank, N.A.
420 North 20th Street
Birmingham, AL 35203

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812



Risk/Return Bar Chart and Table Appendix
The graphic presentation displayed here consists of a bar chart representing the annual total returns of SouthTrust Value Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 40%

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years1993 through 1998, The percentages noted are: 2.86%/1993, -1.71%/1994, 36.54%/1995. 23.17%/1996,
27.45%/1997, and 12.61%/1998.

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.]

The Fund's total return from January 1, 1999 to March 31, 1999 was -0.32%.

Within the period shown in the Chart, the Fund's highest quarterly return was 23.89% (quarter ended December 31, 1998). Its lowest quarterly return was -16.95% (quarter ended September 30, 1998).

Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 1998.

The table shows the Fund's total returns averaged over a period of years relative to Standard and Poor's 500 Composite Index (S&P500), a broad-based market index, for the calendar periods ended December 31, 1998. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.







Calendar Period       Value Fund      S&P 500 Index
1 Year                %               28.61%
5 Years               %               24.07%
Start of Performance1 %               0.00%

1 The Fund's start of performance date was May 8, 1992.
Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



The graphic presentation displayed here consists of a bar chart representing the annual total returns of SouthTrust Growth Fund1 as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 40%

The `x' axis represents calculation periods for the last ten calendar years of the Fund beginning with the earliest year through the calendar year ended December 31, 1998. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years1989 through 1998, The percentages noted are: 29.58%/1989, 0.91%/1990, 30.29%/1991,
3.93%/1992. 1.80%/1993, -2.30%/1994, 36.25%/1995. 24.29%/1996, 27.23%/1997, and
29.84%/1998.

The bar chart shows the variability of the Predecessor Collective Trust Fund's total returns on a calendar year-end basis.

The total returns displayed for the Predecessor Collective Trust Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.]

The Predecessor Collective Trust Fund's total return from January 1, 1999 to March 31, 1999 was 3.20 %.

Within the period shown in the Chart, the Predecessor Collective Trust Fund's highest quarterly return was 24.9 % (quarter ended December 311998). Its lowest quarterly return was -11.34% (quarter ended September 30, 1990).

Average Annual Total Return Table
The following table represents the Predecessor Collective Trust Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 1998.

The table shows the Predecessor Collective Trust Fund's total returns averaged over a period of years relative to Standard and Poor's 500 Composite Index (S&P500), a broad-based market index, for the calendar periods ended December 31, 1998. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.
Indexes are unmanaged, and it is not possible to invest directly in an index.







Calendar Period       Growth Fund     S&P 500 Index
1 Year                23.99%          28.61%
5 Years               21.68%          24.07%
10 Years              16.68%          19.19%

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

1 The Growth Fund is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the collective trust fund were transferred to the Fund in exchange for Fund shares. The Fund's average annual total return since inception ( ) is xx.xx% through December 31, 1998. The quoted performance data includes the performance of the collective trust fund for periods before Growth Fund's registration statement became effective on July , 1999, as adjusted to reflect the Growth Fund's expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected. The graphic presentation displayed here consists of a bar chart representing the annual total returns of SouthTrust Bond Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years1993 through 1998, The percentages noted are: 10.42%/1993, -4.62%/1994, 15.95%/1995. 2.89%/1996,
9.51%/1997, and 9.26%/1998.

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.]

The Fund's total return from January 1, 1999 to March 31, 1999 was -1.94%.

Within the period shown in the Chart, the Fund's highest quarterly return was 5.77% (quarter ended September 30, 1998). Its lowest quarterly return was -3.39% (quarter ended March 31, 1994).

Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 1998.

The table shows the Fund's total returns averaged over a period of years relative to Lehman Brothers Intermediate Government/Corporate Index (LBIG/C), a broad-based market index, for the calendar periods ended December 31, 1998. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.







Calendar Period       Bond Fund        LBIG/C Index
1 Year                5.42%           0.00%
5 Years               5.60%           0.00%
Start of Performance1 6.94%           0.00%

1 The Fund's start of performance date was May 8, 1992.
Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of SouthTrust Income Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "6.60%" and increasing in increments of 5% up to 7%

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years1997 and 1998, The percentages noted are: 6.76%/1997, and 7.00%/1998.

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.]

The Fund's total return from January 1, 1999 to March 31, 1999 was 0.25%.

Within the period shown in the Chart, the Fund's highest quarterly return was 3.73% (quarter ended September 30, 1998). Its lowest quarterly return was 0.05% (quarter ended December 31, 1994).

Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 1998.

The table shows the Fund's total returns averaged over a period of years relative to Merrill Lynch Government 1-5 Index (MLC/G 1-5), a broad-based market index, for the calendar periods ended December 31, 1998. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.







Calendar Period       Income Fund      MLC/G Index
1 Year                53.22%          0.00%
Start of Performance1 4.29%           0.00%

1 The Fund's start of performance date was May 8, 1992.
Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of SouthTrust U.S. Treasury Money Market Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "%" and increasing in increments of 1% up to 6%

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years1993 through 1998, The percentages noted are: 2.78%/1993, 3.77%/1994, 5.48%/1995. 4.87%/1996,
5.07%/1997, and 5.00%/1998.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund shares are not sold subject to a sales charge (load). The total returns shown are based on the net asset value.

The Fund's total return from January 1, 1999 to March 31, 1999 was  1.07%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.38% (quarter ended June 30, 1995). Its lowest quarterly return was 0.68% (quarter ended June 30, 1993). The Fund's 7-Day Net Yield as of December 31, 1998 was 4.43%.

Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ending December 31, 1998.

The table shows the Fund's total returns for the calendar periods ending December 31, 1998.






                      U.S. Treasury
                      Money Market
Calendar Period       Fund
1 Year                5.00%
5 Years               4.84%
Start of Performance1 4.35%

1 The Fund's start of performance date was May 8, 1992.
The Fund's 7-Day Net Yield as of December 31, 1998 was 4.43%. Investors may call the Fund to acquire the 7-Day Net Yield by calling
1-800-834-8618.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.




PART C.         OTHER INFORMATION.

Item 23.          Exhibits:

(a)     (i) Conformed copy of Master Trust Agreement
        of the Registrant; (1) (ii) Conformed copy
        of Amendment No. 1 to Master Trust
        Agreement; (2) (iii) Conformed copy of
        Amendment No. 4 to Master Trust Agreement;
        (7) (iv) Conformed copy of Amendment No. 2
        to the Master Trust Agreement; (9) (v)
        Conformed copy of Amendment No. 3 to the
        Master Trust Agreement; (9) (vi) Conformed
        copy of Amendment No. 6 to the Master Trust
        Agreement; (9)
(b)     Copy of By-Laws of the Registrant; (1)
(c)     Not applicable;
(d)     (i) Conformed copy of copy of Investment
        Advisory Contract of the Registrant; (3)
        (ii) Conformed copy of Amendment to
        Investment Advisory Contract dated September
        1, 1995;
                (8)
(e)     (i)     Conformed copy of Distributor's Contract  of the Registrant; (5)
        (ii)    Conformed copy of Exhibit D to      Distributor's Contract; (9)
(f)     Not applicable;
(g)     (i)   Conformed copy of Custodian Contract of the   Registrant; (11)
        (ii)  Conformed copy of Custodian Fee Schedule;(11)
(h)     (i)   Conformed copy of Administrative Services Agreement of
               Registrant; (5)
+ Exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on March 5, 1992. (File Nos. 33-46190 and 811-6580)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 1, 1992. (File Nos. 33-46190 and 811-6580)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992. (File Nos. 33-46190 and 811-6580)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on June 24, 1994. (File Nos. 33-46190 and 811-6580)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on September 29, 1995. (File Nos. 33-46190 and 811-6580)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on October 13, 1995. (File Nos. 33-46190 and 811-6580)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on June 27, 1996. (File Nos. 33-46190 and 811-6580)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on July 20, 1998. (File Nos. 33-46190 and 811-6580)

          (ii)     Conformed copy of Amendment No. 1 to Administrative Services
                     Agreement of Registrant; (6)
          (iii)    Conformed copy of Amendment No. 2 to  Administrative Services
                     Agreement of Registant; +
          (iv)     Conformed copy of Fund Accounting and Shareholder
                     Recordkeeping Agreement of Registrant;
                   (5)
          (v)      Conformed copy of Electronic Communications and Recordkeeping
                     Agreement; (6)
          (vi)   Conformed copy of Amendment No. 1 to Schedule A, Fund
                     Accounting and Shareholder
                   Recordkeeping Agreement; (10)
          (vii)  Conformed copy of Amendment No. 1 to Schedule C, Fund
                     Accounting and Shareholder
                   Recordkeeping Agreement; (10)
 (i) Conformed copy of Opinion and Consent of Counsel
 as to legality of shares being registered; (2) (k)
 Conformed copy of Consent of Independent Public
 Auditors; (to be filed by amendment); (l) Conformed
 copy of Purchase Agreement of the Registrant; (3) (m)
 (i) Copy of 12b-1 Agreement and copy of Exhibit A to
 the Agreement dated September 1, 1995;
                   (8)
          (ii)     Copy of Rule 12b-1 Plan; (8)
                                    (iii) Conformed copy of Exhibit A to the
12b-1 Plan dated September 1, 1995; (9)
(n)      Not included per Footnote 60 of Release No.33-       7684;
(o)      Not applicable;
                           (p) Conformed copy of Power of Attorney; (10).

+ Exhibits are filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 1, 1992. (File Nos. 33-46190 and 811-6580)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992. (File Nos. 33-46190 and 811-6580)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on June 24, 1994. (File Nos. 33-46190 and 811-6580)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on June 23, 1995. (File Nos. 33-46190 and 811-6580)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on October 13, 1995. (File Nos. 33-46190 and 811-6580)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on June 27, 1996. (File Nos. 33-46190 and 811-6580)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on June 24, 1997. (File Nos. 33-46190 and 811-6580)

Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 25.          Indemnification:  (3)

Item 26.          Business and Other Connections of Investment Adviser:

                  For a description of the other business of the Investment Adviser, see the section entitled "Management of the Funds" in Part A.

                  To reach any of the following Officers and Directors of the Investment Adviser, call SouthTrust Bank, N.A.




              (1)                                         (2)                                    (3)
                                                                                      Principal Occupation
                                                                                      or Other Employment
                                                                                      of a Substantial
                                               Position with                          Nature During
Name                                            the Adviser                           the Past Two Years

Julian W. Banton                               Director, Chairman,                     Banking.
                                               President, and Chief
                                               Executive Officer

Gene Bartow                                    Director                                Athletic Director,
                                                                                       University of
                                                                                       Alabama at Birmingham.

Thomas E. Bradford, Jr.                        Director                                Chairman and Chief Executive Officer,
Bradford & Company.

Ronald G. Bruno                                Director                                Chairman, President and Chief Executive
Officer, Bruno's                                                                                 Inc.


     --------------------------------  3. Response is  incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992. (File
Nos. 33-46190 and 811-6580)





(1)                                                       (2)                                    (3)
                                                                                      Principal Occupation
                                                                                      or Other Employment
                                                                                      of a Substantial
                                               Position with                          Nature During
Name                                            the Adviser                           the Past Two Years

H.M. Burt, Jr.                                 Director                                Chairman and Chief Executive Officer
Southern Tool Inc.

David J. Cooper                                Director                                President, Cooper/T.
Smith                                                                                            Corporation

Sallie C. Creel                                Director                                Owner/Operator Alabama Car Rental.

James C. Harrison                              Director                                President and Chief Executive Officer,
Protective and                                                                                   Industrial
Insurance Company

Chris H. Horgen                                Director                                Chairman and Chief Executive Officer,
Nichols Research                                                                                 Corporation

Dr. Judy M. Merritt                            Director                                President, Jefferson
State                                                                                            College

William E. Smith, Jr.                          Director                                Chairman and Chief Executive Officer,
Royal Cup, Inc.

R. Neal Travis                                 Director                                President, South Central Bell
Telephone Company

Tom Coley                                      Executive Vice                          Banking
                                President
                                Retail Division

Fred C. Crum, Jr.                              Executive Vice                          Banking
                                               President
                                               Corporate Division

E. Frank Schmidt                               Executive Vice                          Banking
                                               President Alabama Markets

Charles M. Murrell                             Executive Vice
                                               President SouthTrust                    Banking
                                               Data Services

R. Glenn Eubanks                               Executive Vice                          Banking
                                               President
                                               Commercial Division

William C. Patterson                           Executive Vice                          Banking
                                               President
                                               Credit Division





(1)                                            (2)                                      (3)

                                                                                      Principal Occupation
                                                                                      or Other Employment
                                                                                      of a Substantial
                                               Position with                          Nature During
Name                                            the Adviser                           the Past Two Years


William E. Pearson, Jr.                        Executive Vice                          Banking
                                               President
                                               Administration/
                                               Finance Division

Dick White                                  Executive Vice              Banking
                               President
                               Asset Management


Item 27.          Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief
Federated Investors Tower                  Executive Officer, Chief
Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                                           Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         President,
Federated Investors Tower                  President, Federated,                            Treasurer
Pittsburgh, PA 15222-3779                  Securities Corp.

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                             --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

                  (c)


Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                                         5800 Corporate Drive
                                                   Pittsburgh, PA 15237-7010

Federated Shareholder Services Company              Federated Investors Tower
("Transfer Agent and Dividend Disbursing            1001 Liberty Avenue
Agent and Portfolio Recordkeeper")                  Pittsburgh, PA 15222-3779

Federated Administrative Services                   Federated Investors Tower
("Administrator")                                   1001 Liberty Avenue
                                                    Pittsburgh, PA 15222-3779

SouthTrust Bank, N.A.                               420 North 20th Street
("Adviser")                                         Birmingham, AL 35203

SouthTrust Bank, N.A.                               420 North 20th Street
("Custodian")     Birmingham, AL 35203


Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.
                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SOUTHTRUST FUNDS (formerly, SouthTrust Vulcan Funds), certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of May, 1999.

SOUTHTRUST FUNDS
(formerly, SouthTrust Vulcan Funds)

                           BY: /s/C. Todd Gibson
                           C. Todd Gibson, Secretary
                           Attorney in Fact for William O. Vann
                           May 28, 1999


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                                    TITLE             DATE

By:   /s/C. Todd Gibson                 Attorney In Fact           May 28, 1999
      C. Todd Gibson                    For the Persons
      SECRETARY                         Listed Below


      NAME                                           TITLE

William O. Vann*                                  Trustee and Chairman
                                                  of the Board

Charles G. Brown, III *                           Trustee

Russell W. Chambliss *                            Trustee

Edward C. Gonzales*                               President (Principal Executive
                                                   Officer) and
Treasurer
                                                  (Principal Financial and
                                                  Accounting Officer)


Thomas M. Grady *                                 Trustee

Billy L. Harbert, Jr.                             Trustee





* By Power of Attorney